UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2010

Item 1. Reports to Stockholders

Fidelity®
Strategic Real Return
Fund

Semiannual Report

March 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class A	1.02%
Actual		$ 1,000.00	$ 1,068.90	$ 5.26
Hypothetical A		$ 1,000.00	$ 1,019.85	$ 5.14
Class T	1.03%
Actual		$ 1,000.00	$ 1,068.80	$ 5.31
Hypothetical A		$ 1,000.00	$ 1,019.80	$ 5.19
Class B	1.75%
Actual		$ 1,000.00	$ 1,065.40	$ 9.01
Hypothetical A		$ 1,000.00	$ 1,016.21	$ 8.80
Class C	1.79%
Actual		$ 1,000.00	$ 1,065.60	$ 9.22
Hypothetical A		$ 1,000.00	$ 1,016.01	$ 9.00
Strategic Real Return	.73%
Actual		$ 1,000.00	$ 1,070.00	$ 3.77
Hypothetical A		$ 1,000.00	$ 1,021.29	$ 3.68
Class F	.60%
Actual		$ 1,000.00	$ 1,070.20	$ 3.10
Hypothetical A		$ 1,000.00	$ 1,021.94	$ 3.02
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,071.40	$ 3.87
Hypothetical A		$ 1,000.00	$ 1,021.19	$ 3.78

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Holdings Distribution (% of fund's net assets)
	As of March 31, 2010	As of September 30, 2009
Commodity-Linked Notes and Related Investments*	23.7%	24.1%
Inflation-Protected Securities and Related Investments	26.3%	27.2%
Floating Rate High Yield	25.7%	25.1%
Real Estate Investments	22.9%	22.3%
Cash & Cash Equivalents	1.1%	1.2%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio may include a related investment in cash and cash equivalents to match the cash component of the DJ-UBSCITR. The value of commodity-linked notes will change directly based on the performance of the index.

Quality Diversification (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
U.S. Government and U.S. Government Agency Obligations 26.3%	U.S. Government and U.S. Government Agency Obligations 27.2%
AAA 1.1%	AAA 1.0%
AA 0.5%	AA 0.4%
A 0.4%	A 0.4%
BBB 3.3%	BBB 3.7%
BB and Below 21.2%	BB and Below 21.8%
Structured Notes (including Commodity- Linked Notes) 7.7%	Structured Notes (including Commodity- Linked Notes) 10.1%
Not Rated 6.2%	Not Rated 4.2%
Equities 15.2%	Equities 14.8%
Short-Term Investments and Net Other Assets 18.1%	Short-Term Investments and Net Other Assets 16.4%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of March 31, 2010 *		As of September 30, 2009 **
	Stocks 15.2%		Stocks 14.8%
	U.S. Government and U.S. Government Agency Obligations 26.3%		U.S. Government and U.S. Government Agency Obligations 27.2%
	Corporate Bonds 6.5%		Corporate Bonds 6.8%
	Asset-Backed Securities 0.6%		Asset-Backed Securities 0.5%
	Structured Notes (including Commodity- Linked Notes) 7.7%		Structured Notes (including Commodity- Linked Notes) 10.1%
	Floating Rate Loans 23.3%		Floating Rate Loans 22.2%
	CMOs and Other Mortgage Related Securities 2.2%		CMOs and Other Mortgage Related Securities 1.8%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 18.1%		Short-Term Investments and Net Other Assets 16.4%
* Foreign investments	3.2%	** Foreign investments	3.2%
* U.S. Treasury Inflation-Indexed Securities	26.3%	** U.S. Treasury Inflation-Indexed Securities	27.2%

Semiannual Report

Investments March 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 4.9%
		Principal Amount (c)	Value
Convertible Bonds - 1.9%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 660,000	$ 493,763
FINANCIALS - 1.9%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	1,164,000
Real Estate Investment Trusts - 1.1%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	9,089,822
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (d)		7,975,000	7,812,310
Annaly Capital Management, Inc. 4% 2/15/15		500,000	504,688
BRE Properties, Inc. 4.125% 8/15/26		8,350,000	8,292,594
CapLease, Inc. 7.5% 10/1/27 (d)		5,500,000	5,060,000
Hospitality Properties Trust 3.8% 3/15/27		5,200,000	5,200,000
Inland Real Estate Corp. 4.625% 11/15/26		6,130,000	5,946,100
ProLogis Trust:
1.875% 11/15/37		4,400,000	4,130,500
2.625% 5/15/38		500,000	471,875
The Macerich Co. 3.25% 3/15/12 (d)		4,300,000	4,117,250
United Dominion Realty Trust, Inc. 3.625% 9/15/11		8,100,000	8,059,500
Washington (REIT):
3.875% 9/15/26		4,350,000	4,317,375
3.875% 9/15/26		3,350,000	3,324,875
			66,326,889
Real Estate Management & Development - 0.8%
BioMed Realty LP 4.5% 10/1/26 (d)		4,500,000	4,477,500
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,683,000
Corporate Office Properties LP 3.5% 9/15/26 (d)		3,220,000	3,197,138
Duke Realty LP 3.75% 12/1/11 (d)		2,850,000	2,850,000
ERP Operating LP 3.85% 8/15/26		8,750,000	8,695,313
First Potomac Realty Investment LP 4% 12/15/11 (d)		2,400,000	2,352,000
Home Properties, Inc. 4.125% 11/1/26 (d)		1,900,000	1,881,000
Kilroy Realty LP 3.25% 4/15/12 (d)		5,330,000	5,090,150
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		11,550,000	11,477,813
Corporate Bonds - continued
		Principal Amount (c)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
MPT Operating Partnership LP 9.25% 4/1/13 (d)		$ 3,000,000	$ 3,252,900
SL Green Realty Corp. 3% 3/30/27 (d)		1,450,000	1,402,875
			46,359,689
TOTAL FINANCIALS			113,850,578
TOTAL CONVERTIBLE BONDS			114,344,341
Nonconvertible Bonds - 3.0%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/26 (d)		853,228	847,000
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	1,002,500
KB Home:
5.75% 2/1/14		510,000	494,700
5.875% 1/15/15		1,500,000	1,432,500
6.25% 6/15/15		5,100,000	4,896,000
9.1% 9/15/17		500,000	530,000
Lennar Corp. 5.5% 9/1/14		4,000,000	3,860,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,861,500
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,360,000
Ryland Group, Inc.:
6.875% 6/15/13		1,000,000	1,052,500
8.4% 5/15/17		250,000	273,750
Standard Pacific Corp.:
6.25% 4/1/14		2,300,000	2,121,750
7.75% 3/15/13		665,000	661,675
10.75% 9/15/16		500,000	527,500
			23,074,375
Specialty Retail - 0.1%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (d)		2,510,000	2,820,613
TOTAL CONSUMER DISCRETIONARY			26,741,988
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - 2.4%
Commercial Banks - 0.0%
CapitalSource, Inc. 12.75% 7/15/14 (d)		$ 500,000	$ 573,150
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16 (d)		1,500,000	1,443,750
Sunwest Management, Inc. 7.9726% 2/10/15		3,616,506	2,531,554
			3,975,304
Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.:
5.5% 1/15/12		527,000	555,286
6.625% 9/15/11		668,000	714,616
Camden Property Trust 5% 6/15/15		1,400,000	1,394,607
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		700,000	707,258
6.25% 6/15/14		1,170,000	1,207,504
Developers Diversified Realty Corp.:
4.625% 8/1/10		1,600,000	1,603,224
5.375% 10/15/12		2,000,000	1,997,768
7.5% 7/15/18		2,970,000	2,909,932
9.625% 3/15/16		2,780,000	3,109,744
DuPont Fabros Technology LP 8.5% 12/15/17 (d)		920,000	947,600
Equity One, Inc.:
5.375% 10/15/15		500,000	484,626
6% 9/15/16		1,000,000	980,931
6.25% 12/15/14		1,000,000	1,025,036
6.25% 1/15/17		1,000,000	986,450
Federal Realty Investment Trust:
5.65% 6/1/16		700,000	699,524
5.95% 8/15/14		1,000,000	1,067,796
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	708,866
5.65% 12/15/13		1,025,000	1,071,442
6% 3/1/15		1,500,000	1,538,439
6% 1/30/17		1,000,000	996,064
6.3% 9/15/16		4,750,000	4,827,344
7.072% 6/8/15		500,000	535,611
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	2,396,549
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	488,312
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.: - continued
6.5% 1/17/17		$ 625,000	$ 641,197
HMB Capital Trust V 3.857% 12/15/36 (b)(d)(e)		4,300,000	430
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,436,817
6.7% 1/15/18		1,000,000	987,352
6.75% 2/15/13		1,250,000	1,309,885
7.875% 8/15/14		500,000	536,964
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,046,340
iStar Financial, Inc. 5.95% 10/15/13		3,495,000	2,761,050
Kimco Realty Corp. 5.783% 3/15/16		550,000	567,361
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,051,508
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	1,997,658
6.25% 2/1/13		2,000,000	2,129,746
6.5% 7/15/11		4,000,000	4,134,720
Omega Healthcare Investors, Inc.:
7% 4/1/14		6,050,000	6,034,875
7% 1/15/16		2,298,000	2,298,000
7.5% 2/15/20 (d)		1,000,000	1,025,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,768,655
Potlatch Corp. 7.5% 11/1/19 (d)		1,000,000	1,017,500
Reckson Operating Partnership LP 7.75% 3/16/20 (d)		1,000,000	1,020,000
Senior Housing Properties Trust 8.625% 1/15/12		6,900,000	7,176,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	3,157,512
7.75% 2/22/11		1,000,000	1,037,821
UDR, Inc. 5.5% 4/1/14		2,000,000	2,048,161
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		500,000	500,685
6.05% 6/1/13		2,500,000	2,613,855
Weingarten Realty Investors:
4.857% 1/15/14		1,000,000	998,022
5.263% 5/15/12		1,000,000	1,038,038
			84,289,681
Real Estate Management & Development - 0.9%
AMB Property LP:
5.9% 8/15/13		600,000	622,075
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
AMB Property LP: - continued
6.3% 6/1/13		$ 2,000,000	$ 2,114,210
Arden Realty LP 5.2% 9/1/11		500,000	521,398
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,506,732
5.75% 4/1/12		1,000,000	1,027,286
6% 4/1/16		1,000,000	976,892
7.5% 5/15/15		500,000	538,034
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,120,000
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,236,251
6.25% 6/15/14		1,595,000	1,582,636
6.875% 8/15/12		1,000,000	1,033,750
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,414,335
Duke Realty LP:
5.625% 8/15/11		680,000	704,567
6.25% 5/15/13		750,000	791,745
7.375% 2/15/15		500,000	539,955
ERP Operating LP 5.2% 4/1/13		1,900,000	1,972,080
First Industrial LP 5.75% 1/15/16		1,000,000	824,434
Forest City Enterprises, Inc.:
6.5% 2/1/17		703,000	565,915
7.625% 6/1/15		800,000	744,000
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,058,643
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	2,025,000
9% 5/15/17 (d)		750,000	817,500
Liberty Property LP:
5.125% 3/2/15		1,440,000	1,429,229
6.375% 8/15/12		2,680,000	2,850,863
Post Apartment Homes LP:
5.45% 6/1/12		714,000	741,474
6.3% 6/1/13		1,000,000	1,051,422
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,009,004
5.875% 6/15/17		600,000	598,987
Simon Property Group LP 6.75% 5/15/14		800,000	875,252
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (d)		1,000,000	1,037,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP:
6.5% 6/1/16		$ 660,000	$ 669,900
6.5% 6/1/16		5,570,000	5,653,550
6.625% 10/15/14		9,020,000	9,200,400
7.125% 6/1/15		1,147,000	1,187,145
			55,042,164
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (b)(d)		4,750,000	1,721,875
TOTAL FINANCIALS			145,602,174
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,368,250
Sun Healthcare Group, Inc. 9.125% 4/15/15		3,490,000	3,594,700
			4,962,950
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,088,722
TOTAL NONCONVERTIBLE BONDS			179,395,834
TOTAL CORPORATE BONDS (Cost $264,581,341)			293,740,175
U.S. Treasury Inflation Protected Obligations - 26.3%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		61,018,390	58,088,058
2% 1/15/26		98,164,828	98,006,866
2.375% 1/15/25		88,615,306	93,097,328
2.5% 1/15/29		73,163,375	77,744,559
3.625% 4/15/28		30,944,298	37,905,891
3.875% 4/15/29		34,662,348	44,161,272
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		61,503,600	62,750,015
1.25% 4/15/14		28,665,560	29,676,522
1.375% 7/15/18		25,118,750	25,184,304
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
1.375% 1/15/20		$ 6,011,580	$ 5,906,086
1.625% 1/15/15		73,210,199	76,604,271
1.625% 1/15/18		43,023,136	44,063,066
1.875% 7/15/13		72,997,980	77,363,571
1.875% 7/15/15		63,090,730	66,913,556
1.875% 7/15/19		33,486,090	34,599,067
2% 4/15/12		47,406,768	49,701,211
2% 1/15/14		79,952,367	84,996,290
2% 7/15/14		72,586,505	77,324,041
2% 1/15/16		59,330,091	63,035,879
2.125% 1/15/19		26,237,900	27,708,603
2.125% 2/15/40		27,065,340	26,949,886
2.375% 4/15/11		65,713,116	67,856,251
2.375% 1/15/17		45,392,133	49,107,005
2.375% 1/15/27		74,668,715	78,049,191
2.5% 7/15/16		56,324,625	61,637,780
2.625% 7/15/17		47,042,550	51,803,708
3% 7/15/12		72,983,241	78,705,604
3.375% 1/15/12		20,096,529	21,530,877
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,500,835,850)			1,570,470,758
Asset-Backed Securities - 0.6%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (d)		1,643,000	1,453,028
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	1,202,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6051% 3/23/19 (d)(e)		2,641,902	1,822,912
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.5988% 1/20/40 (d)(e)		3,845,722	3,345,778
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (d)		5,000,000	4,862,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4988% 1/20/37 (d)(e)		2,119,151	1,207,916
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (d)		2,478,796	1,611,218
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,077,835
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,587,656
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (d)		$ 181,452	$ 0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	1,476,600
Class B2, 1.6378% 12/28/35 (d)(e)		2,110,000	1,244,900
Class D, 9% 12/28/35 (d)		500,000	128,700
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,100,000	275,000
Crest Ltd. Series 2002-IGA Class A, 0.6988% 7/28/17 (d)(e)		1,481,437	1,374,033
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6169% 11/28/39 (d)(e)		850,000	59,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8961% 9/25/46 (d)(e)		753,857	75,386
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	1
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	1,362,618
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,900,000	1,620,711
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9269% 8/28/38 (d)(e)		4,410,000	2,557,800
Class C1B, 7.696% 8/28/38 (d)		1,189,000	622,204
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (d)		4,990,530	4,241,950
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		491,414	180,912
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8991% 2/5/36 (d)(e)		278,845	28
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (d)		1,055,000	1,002,250
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7835% 9/25/26 (d)(e)		3,000,000	180,000
Series 2006-1A:
Class A2A, 0.5035% 9/25/26 (d)(e)		3,000,000	2,244,375
Class F, 1.4335% 9/25/26 (d)(e)		2,250,000	112,500
Class G, 1.6335% 9/25/26 (d)(e)		1,530,000	61,200
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wachovia Ltd./Wachovia LLC: - continued
Class H, 1.9335% 9/25/26 (d)(e)		$ 4,300,000	$ 150,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2013% 11/21/40 (d)(e)		1,500,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $53,740,390)			37,187,011
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.44% 3/15/22 (d)(e)		8,887,979	8,528,669
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.41% 6/15/22 (d)(e)		2,750,000	2,304,061
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	41
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(e)		136,794	20,459
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7062% 1/25/19 (d)(e)		74,305	16,808
Class B4, 4.7062% 1/25/19 (d)(e)		148,611	46,574
FREMF Mortgage Trust Series 2010-K6 Class B, 5.357% 12/26/46 (d)(e)		1,000,000	876,437
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.73% 6/15/22 (d)(e)		6,747,489	5,785,972
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		2,082,000	2,056,412
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.48% 12/15/37 (d)(e)		456,153	27,917
Series 2006-B Class B6, 1.93% 7/15/38 (d)(e)		923,296	25,483
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.33% 9/10/37 (d)(e)		139,501	11,816
Series 2005-D Class B7, 4.48% 12/15/37 (d)(e)		273,692	20,527
Series 2006-A Class B7, 3.73% 3/15/38 (d)(e)		705,005	32,853
Series 2006-B Class B7, 4.08% 7/15/38 (d)(e)		923,296	34,531
Series 2007-A Class BB, 3.58% 2/15/39 (d)(e)		783,562	11,048
SBA CMBS Trust Series 2006-1A:
Class E, 6.174% 11/15/36 (d)		96,000	99,576
Class G, 6.904% 11/15/36 (d)		76,000	79,686
Class H, 7.389% 11/15/36 (d)		37,000	38,795
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,638,054)			20,017,665
Commercial Mortgage Securities - 1.9%
		Principal Amount (c)	Value
American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		$ 4,800,000	$ 5,026,800
Banc of America Commercial Mortgage, Inc. sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	3,786,674
Series 2005-1 Class A3, 4.877% 11/10/42		537,678	537,307
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.23% 3/15/22 (d)(e)		900,000	360,000
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (d)		2,000,000	1,621,465
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (d)(e)	CAD	1,605,000	712,016
Class G, 5.01% 5/15/44 (d)(e)	CAD	351,000	136,567
Class H, 5.01% 5/15/44 (d)(e)	CAD	235,000	81,034
Class J, 5.01% 5/15/44 (d)(e)	CAD	235,000	73,985
Class K, 5.01% 5/15/44 (d)(e)	CAD	118,000	32,611
Class L, 5.01% 5/15/44 (d)(e)	CAD	421,000	102,877
Class M, 5.01% 5/15/44 (d)(e)	CAD	1,927,737	425,431
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/14/34 (d)		1,475,000	1,499,672
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (e)		1,500,000	1,632,999
Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,600,502
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.49% 5/15/23 (d)(e)		2,000,000	1,895,402
Class D, 0.7% 5/15/23 (d)(e)		1,250,000	1,135,151
Series 2006-HC1A:
Class A1, 0.42% 5/15/23 (d)(e)		4,009,408	3,867,523
Class K, 1.7073% 5/15/23 (d)(e)		3,757,000	2,987,492
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	200,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (d)		2,500,000	2,646,250
Class E, 6.0652% 11/15/36 (d)		1,200,000	1,266,456
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,802,456
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2258% 6/10/31 (d)(e)		2,500,000	2,657,202
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (d)		1,000,000	984,722
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		8,185,000	6,957,250
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		$ 1,430,000	$ 1,418,558
Series 2002-1A Class H, 7.1583% 12/10/35 (d)(e)		1,277,000	1,167,680
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	3,010,500
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (e)		996,276	1,036,543
Class G, 6.75% 4/15/29 (e)		1,352,000	1,237,161
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		3,070,000	2,985,128
Series 1999-C3:
Class G, 6.974% 8/15/36 (d)		1,473,556	1,472,698
Class J, 6.974% 8/15/36 (d)		2,720,000	2,712,904
Series 2000-C1:
Class H, 7% 3/15/33 (d)		1,190,000	1,144,622
Class K, 7% 3/15/33		1,000,000	749,817
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (d)		1,000,000	969,101
Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,141,000	1,061,202
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5284% 3/1/20 (d)(e)		2,800,000	2,240,000
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2009-IWST Class D, 7.443% 12/1/27 (d)		2,250,000	2,162,947
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.41% 2/15/19 (d)(e)		2,560,362	2,483,496
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		2,066,000	2,062,623
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (d)		1,000,000	1,020,000
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		215,048	215,573
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (d)		2,630,000	2,261,800
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (d)		1,350,000	1,175,985
Class I11, 7.72% 2/26/28 (d)		751,000	614,093
Class I12, 7.72% 2/26/28 (d)		750,000	588,450
Class I9, 7.72% 2/26/28 (d)		1,149,200	1,068,066
Merrill Lynch Mortgage Investors Trust Series 2001-HRPA Class H, 6.778% 2/3/16 (d)		2,000,000	1,980,000
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		$ 600,000	$ 36,000
Class F, 10.813% 5/20/44 (d)		400,000	16,000
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		4,703,654	4,374,399
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	4,166,846
Series 2005-HQ7 Class E, 5.2077% 11/14/42 (e)		1,425,000	798,000
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	3,400,000
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (d)		3,523,134	3,296,333
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		1,003,807	774,136
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)		847,095	846,078
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,150,000	1,198,588
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (d)		1,751,707	1,756,086
Series 1997-LLI Class F, 7.3% 10/12/34 (d)		1,190,000	1,196,431
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,907,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.805% 7/15/24 (d)(e)		1,800,000	342,380
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	2,856,641
Series 2005-C20 Class A3SF, 0.3588% 7/15/42 (e)		3,405,238	3,203,629
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $111,746,251)			111,037,338
Common Stocks - 13.4%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	67,000	3,124,880
Household Durables - 0.1%
Lennar Corp. Class A	54,900	944,829
M/I Homes, Inc. (a)	32,100	470,265
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Group, Inc. (a)	182,797	$ 2,056,466
Stanley Martin Communities LLC Class B (a)	6,300	1,897,875
		5,369,435
TOTAL CONSUMER DISCRETIONARY		8,494,315
FINANCIALS - 12.7%
Capital Markets - 0.0%
HFF, Inc. (a)	119,400	887,142
Real Estate Investment Trusts - 12.1%
Acadia Realty Trust (SBI)	1,209,744	21,606,028
Alexandria Real Estate Equities, Inc.	234,667	15,863,489
AMB Property Corp. (SBI)	203,100	5,532,444
American Campus Communities, Inc.	73,500	2,033,010
Annaly Capital Management, Inc.	253,800	4,360,284
Anworth Mortgage Asset Corp.	130,000	876,200
Apartment Investment & Management Co. Class A	1,042,317	19,189,056
Associated Estates Realty Corp.	254,600	3,510,934
AvalonBay Communities, Inc.	136,516	11,788,157
Boston Properties, Inc.	222,600	16,792,944
Brandywine Realty Trust (SBI)	652,887	7,971,750
Camden Property Trust (SBI)	86,968	3,620,478
CapLease, Inc.	107,400	596,070
CBL & Associates Properties, Inc.	1,203,738	16,491,211
Cedar Shopping Centers, Inc.	480,700	3,802,337
Chesapeake Lodging Trust (a)	300	5,841
Corporate Office Properties Trust (SBI)	327,318	13,135,271
Cypress Sharpridge Investments, Inc.	330,641	4,423,977
Cypress Sharpridge Investments, Inc. (d)	208,316	2,787,268
Developers Diversified Realty Corp.	741,921	9,029,179
DiamondRock Hospitality Co.	1,699,359	17,180,519
Digital Realty Trust, Inc.	425,100	23,040,420
Duke Realty LP	307,100	3,808,040
Education Realty Trust, Inc.	1,104,489	6,339,767
Equity Lifestyle Properties, Inc.	180,400	9,719,952
Equity One, Inc.	32,800	619,592
Equity Residential (SBI)	622,661	24,377,178
Essex Property Trust, Inc.	180,804	16,263,320
Federal Realty Investment Trust (SBI)	21,100	1,536,291
First Industrial Realty Trust, Inc. (a)	486,400	3,774,464
Franklin Street Properties Corp.	43,300	624,819
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Government Properties Income Trust	77,404	$ 2,013,278
HCP, Inc.	811,333	26,773,989
Health Care REIT, Inc.	25,100	1,135,273
Healthcare Realty Trust, Inc.	328,091	7,641,239
Highwoods Properties, Inc. (SBI)	551,200	17,489,576
Home Properties, Inc.	8,400	393,120
Host Hotels & Resorts, Inc.	770,149	11,282,683
Kimco Realty Corp.	914,220	14,298,401
Kite Realty Group Trust	284,174	1,344,143
Lexington Corporate Properties Trust	167,100	1,087,821
MFA Financial, Inc.	2,160,646	15,902,355
Mid-America Apartment Communities, Inc.	155,762	8,066,914
National Health Investors, Inc.	119,927	4,648,371
National Retail Properties, Inc.	130,300	2,974,749
Nationwide Health Properties, Inc.	106,400	3,739,960
Omega Healthcare Investors, Inc.	176,300	3,436,087
Pebblebrook Hotel Trust (a)	54,200	1,139,826
Piedmont Office Realty Trust, Inc. Class A	151,700	3,011,245
Post Properties, Inc.	77,900	1,715,358
ProLogis Trust	2,618,273	34,561,204
Public Storage	473,820	43,586,702
Redwood Trust, Inc.	153,400	2,365,428
Regency Centers Corp.	117,300	4,395,231
Simon Property Group, Inc.	883,551	74,129,929
SL Green Realty Corp.	472,300	27,048,621
Sun Communities, Inc.	132,300	3,333,960
Sunstone Hotel Investors, Inc. (a)	2,102,994	23,490,443
The Macerich Co.	407,025	15,593,128
Two Harbors Investment Corp.	114,400	1,041,040
U-Store-It Trust	629,508	4,532,458
UDR, Inc.	90,139	1,590,052
Ventas, Inc.	996,680	47,322,366
Vornado Realty Trust	528,528	40,009,570
Winthrop Realty Trust	41,892	504,380
		722,299,190
Real Estate Management & Development - 0.6%
Brookfield Properties Corp.	591,800	9,120,305
CB Richard Ellis Group, Inc. Class A (a)	1,119,949	17,751,192
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc. Class A (a)	554,743	$ 7,993,847
The St. Joe Co. (a)	52,900	1,711,315
		36,576,659
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(d)	72,059	721
TOTAL FINANCIALS		759,763,712
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	331,002	6,894,772
Capital Senior Living Corp. (a)	278,100	1,462,806
Emeritus Corp. (a)	751,435	15,291,702
Sunrise Senior Living, Inc. (a)	336,951	1,725,189
		25,374,469
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	59,100	2,675,457
TOTAL COMMON STOCKS (Cost $761,105,006)		796,307,953
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	120,000	2,385,000
Lexington Corporate Properties Trust Series C 6.50%	72,500	2,727,813
Simon Property Group, Inc. 6.00%	25,900	1,841,490
		6,954,303
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (d)	34,800	5,115,600
12.00% (a)(d)	10,400	1,528,800
		6,644,400
TOTAL FINANCIALS		13,598,703
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 1.5%
FINANCIALS - 1.5%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	$ 25,925
Red Lion Hotels Capital Trust 9.50%	138,465	3,324,545
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	3,040
		3,353,510
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,346,060
AMB Property Corp. Series O, 7.00%	1,000	23,680
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	41
Series B, 9.25% (a)	233,544	140
Annaly Capital Management, Inc. Series A, 7.875%	205,500	5,131,335
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,402,250
Apartment Investment & Management Co.:
Series G, 9.375%	72,500	1,842,225
Series T, 8.00%	80,000	1,936,000
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	487,000
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	222,600
7.375%	25,000	533,250
Cedar Shopping Centers, Inc. 8.875%	50,500	1,231,695
CenterPoint Properties Trust Series D, 5.377%	5,280	2,402,400
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	2,161,425
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,833,984
Series B, 7.50%	43,159	948,203
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	965,608
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,310,300
Series B, 7.875%	36,100	894,919
Duke Realty LP:
8.375%	127,129	3,251,960
Series L, 6.60%	5,334	115,534
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	14,260
Equity Residential (depositary shares) Series N, 6.48%	21,200	494,596
Health Care REIT, Inc. Series F, 7.625%	50,000	1,235,000
HomeBanc Mortgage Corp. Series A, 0.00% (a)	213,315	1,280
Hospitality Properties Trust:
Series B, 8.875%	227,090	5,745,377
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust: - continued
Series C, 7.00%	74,798	$ 1,676,223
Host Hotels & Resorts, Inc. Series E, 8.875%	2,100	52,941
HRPT Properties Trust Series B, 8.75%	11,666	295,733
Innkeepers USA Trust Series C, 8.00% (a)	198,000	261,360
Kimco Realty Corp. Series G, 7.75%	168,000	4,245,360
LaSalle Hotel Properties:
Series B, 8.375%	9,550	234,739
Series E, 8.00%	91,400	2,172,578
Series G, 7.25%	87,640	1,909,676
LBA Realty Fund II Series B, 7.625% (a)	146,695	2,200,425
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,403,028
Lexington Realty Trust 7.55%	32,300	718,675
LTC Properties, Inc. Series F, 8.00%	98,800	2,473,952
MFA Financial, Inc. Series A, 8.50%	378,300	9,340,227
Mid-America Apartment Communities, Inc. Series H, 8.30%	56,100	1,441,770
Omega Healthcare Investors, Inc. Series D, 8.375%	78,200	2,026,162
ProLogis Trust Series C, 8.54%	19,500	932,344
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	349,443
Series P, 6.70%	65,000	1,430,000
Public Storage:
(depositary shares)	500	12,600
Series I, 7.25%	31,655	803,404
Series K, 7.25%	80,000	2,016,000
Series L, 6.75%	10,000	241,400
Series N, 7.00%	40,000	998,800
Realty Income Corp. 6.75%	4,500	111,465
Regency Centers Corp. 7.25%	31,125	738,908
Saul Centers, Inc.:
8.00%	45,000	1,076,850
Series B (depositary shares) 9.00%	20,000	504,400
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	$ 1,037,250
Weingarten Realty Investors (SBI) Series F, 6.50%	92,546	1,998,994
		83,235,829
TOTAL FINANCIALS		86,589,339
TOTAL PREFERRED STOCKS (Cost $116,203,053)		100,188,042
Floating Rate Loans - 0.2%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (b)(e)	$ 3,000,000	1,050,000
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.25% 10/27/13 (e)	492,702	470,530
TOTAL CONSUMER DISCRETIONARY		1,520,530
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Pilot Travel Centers LLC Tranche B, term loan 11/24/15 (e)	500,000	503,750
TowerCo Finance LLC term loan 6% 11/24/14 (e)	189,525	191,420
		695,170
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche C, term loan 2.73% 12/14/12 (e)	954,463	892,423
Spirit Finance Corp. term loan 3.2488% 8/1/13 (e)	1,000,000	775,000
		1,667,423
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.231% 10/10/13 (e)	797,253	703,575
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche 2LN, term loan 13.5% 10/15/17	$ 1,500,000	$ 1,657,500
Tranche B, term loan 3.2507% 10/10/13 (e)	2,961,224	2,613,280
		4,974,355
TOTAL FINANCIALS		7,336,948
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Skilled Healthcare Group, Inc. Tranche 1LN, term loan 2.2479% 6/15/12 (e)	962,121	953,703
TOTAL FLOATING RATE LOANS (Cost $11,901,591)		9,811,181
Commodity-Linked Notes - 7.7%

AB Svensk Exportkredit:
Note, three-month U.S. dollar LIBOR minus .27% due 11/18/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	22,452,648
Note, three-month U.S. dollar LIBOR minus .27% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,500,000	39,197,798
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .35% due 4/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	16,700,000	22,309,236
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,000,000	40,527,839
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/20/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	21,026,723
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Credit Suisse New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 10,200,000	$ 9,607,778
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 1/19/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,300,000	11,416,674
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,500,000	8,232,723
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/23/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,000,000	9,934,227
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/8/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,500,000	9,849,211
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 4/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,400,000	10,925,557
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,600,000	9,264,374
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/25/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	17,000,000	14,635,428
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/28/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,000,000	18,127,688
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/1/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,000,000	13,258,776
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	9,441,418
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 2,000,000	$ 1,941,285
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,000,000	4,675,663
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	30,000,000	27,174,271
Morgan Stanley Medium Term Note, three-month U.S. dollar LIBOR minus .05% due 12/21/2010:
(indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,200,000	8,310,953
(indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	17,000,000	15,423,206
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 12/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,400,000	20,478,484
Note, one-month U.S. dollar LIBOR due 3/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	54,500,000	46,954,082
Note, one-month U.S. dollar LIBOR due 7/7/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,350,000	6,359,915
UBS AG Jersey Branch:
Note, one-month U.S. dollar LIBOR minus .14% due 11/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	12,400,000	11,749,889
Note, one-month U.S. dollar LIBOR minus .14% due 12/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,800,000	9,439,235
Note, one-month U.S. dollar LIBOR minus .14% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,300,000	8,416,099
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
UBS AG Jersey Branch: - continued
Note, one-month U.S. dollar LIBOR minus .14% due 6/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 15,000,000	$ 18,180,358
Note, one-month U.S. dollar LIBOR minus .14% due 8/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	12,115,375
TOTAL COMMODITY-LINKED NOTES (Cost $476,650,000)		461,426,913
Fixed-Income Funds - 25.7%
	Shares
Fidelity Floating Rate Central Fund (f) (Cost $1,526,311,905)	15,869,891	1,531,920,578
Preferred Securities - 0.0%
	Principal Amount (c)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	$ 1,200,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)(e)	500,000	65,700
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)(e)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)(e)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (d)	2,200,000	0
		65,717
TOTAL PREFERRED SECURITIES (Cost $7,430,007)		65,717
Money Market Funds - 17.1%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (g) (Cost $1,017,502,437)	1,017,502,437	$ 1,017,502,437
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $5,870,645,885)		5,949,675,768
NET OTHER ASSETS - 0.2%		14,742,925
NET ASSETS - 100%		$ 5,964,418,693
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $669,074,826 or 11.2% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Security is linked to the Dow Jones-UBS Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 892,651
Fidelity Floating Rate Central Fund	28,345,160
Total	$ 29,237,811
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,415,350,664	$ 80,079,840	$ 55,029,546	$ 1,531,920,578	55.7%
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,494,315	$ 6,596,440	$ -	$ 1,897,875
Financials	859,951,754	840,798,540	16,748,772	2,404,442
Health Care	25,374,469	25,374,469	-	-
Materials	2,675,457	2,675,457	-	-
Corporate Bonds	293,740,175	-	288,639,316	5,100,859
U.S. Government and Government Agency Obligations	1,570,470,758	-	1,570,470,758	-
Asset-Backed Securities	37,187,011	-	17,738,188	19,448,823
Collateralized Mortgage Obligations	20,017,665	-	19,997,165	20,500
Commercial Mortgage Securities	111,037,338	-	98,401,494	12,635,844
Floating Rate Loans	9,811,181	-	9,811,181	-
Commodity-Linked Notes	461,426,913	-	461,426,913	-
Fixed-Income Funds	1,531,920,578	1,531,920,578	-	-
Preferred Securities	65,717	-	-	65,717
Money Market Funds	1,017,502,437	1,017,502,437	-	-
Total Investments in Securities:	$ 5,949,675,768	$ 3,424,867,921	$ 2,483,233,787	$ 41,574,060
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 44,731,977
Total Realized Gain (Loss)	(296,835)
Total Unrealized Gain (Loss)	3,979,555
Cost of Purchases	8,546,392
Proceeds of Sales	(3,659,471)
Amortization/Accretion	747,619
Transfers in to Level 3	163
Transfers out of Level 3	(12,475,340)
Ending Balance	$ 41,574,060
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ 2,723,736

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $721,426,979 of which $1,056,822 and $720,370,157 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $417,538,077 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,326,831,543)	$ 3,400,252,753
Fidelity Central Funds (cost $2,543,814,342)	2,549,423,015
Total Investments (cost $5,870,645,885)		$ 5,949,675,768
Cash		1,819,290
Foreign currency held at value (cost $21,446)		21,446
Receivable for investments sold		4,627,504
Receivable for fund shares sold		10,688,717
Dividends receivable		2,949,069
Interest receivable		13,304,216
Distributions receivable from Fidelity Central Funds		4,934,477
Prepaid expenses		9,639
Other receivables		13,385
Total assets		5,988,043,511

Liabilities
Payable for investments purchased	$ 7,224,486
Payable for fund shares redeemed	12,637,727
Accrued management fee	2,814,348
Distribution fees payable	93,244
Other affiliated payables	760,181
Other payables and accrued expenses	94,832
Total liabilities		23,624,818

Net Assets		$ 5,964,418,693
Net Assets consist of:
Paid in capital		$ 6,743,733,101
Undistributed net investment income		44,360,921
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(902,688,386)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		79,013,057
Net Assets		$ 5,964,418,693

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2010

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($162,817,637 ÷ 18,871,153 shares)	$ 8.63

Maximum offering price per share (100/96.00 of $8.63)	$ 8.99
Class T: Net Asset Value and redemption price per share ($27,056,070 ÷ 3,132,262 shares)	$ 8.64

Maximum offering price per share (100/96.00 of $8.64)	$ 9.00
Class B: Net Asset Value and offering price per share ($7,154,163 ÷ 830,635 shares) A	$ 8.61

Class C: Net Asset Value and offering price per share ($60,629,659 ÷ 7,068,334 shares) A	$ 8.58

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,736,395,998 ÷ 546,874,285 shares)	$ 8.66

Class F: Net Asset Value, offering price and redemption price per share ($287,482,675 ÷ 33,220,405 shares)	$ 8.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($682,882,491 ÷ 78,970,052 shares)	$ 8.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2010

Investment Income
Dividends		$ 15,680,919
Interest		34,321,340
Inflation principal income		8,688,385
Income from Fidelity Central Funds		29,237,811
Total income		87,928,455

Expenses
Management fee	$ 16,764,701
Transfer agent fees	3,881,108
Distribution fees	495,386
Accounting fees and expenses	702,167
Custodian fees and expenses	35,523
Independent trustees' compensation	9,625
Registration fees	78,465
Audit	101,589
Legal	20,971
Miscellaneous	46,343
Total expenses before reductions	22,135,878
Expense reductions	(22,962)	22,112,916
Net investment income		65,815,539
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	335,184,383
Fidelity Central Funds	7,801,719
Foreign currency transactions	(46,597)
Total net realized gain (loss)		342,939,505
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,772,824)
Assets and liabilities in foreign currencies	(585)
Total change in net unrealized appreciation (depreciation)		(8,773,409)
Net gain (loss)		334,166,096
Net increase (decrease) in net assets resulting from operations		$ 399,981,635

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 65,815,539	$ 103,699,577
Net realized gain (loss)	342,939,505	(809,610,013)
Change in net unrealized appreciation (depreciation)	(8,773,409)	555,858,738
Net increase (decrease) in net assets resulting from operations	399,981,635	(150,051,698)
Distributions to shareholders from net investment income	(83,611,982)	(137,555,906)
Distributions to shareholders from net realized gain	(76,503,945)	(279,253,909)
Total distributions	(160,115,927)	(416,809,815)
Share transactions - net increase (decrease)	50,841,706	646,121,165
Redemption fees	61,008	143,023
Total increase (decrease) in net assets	290,768,422	79,402,675

Net Assets
Beginning of period	5,673,650,271	5,594,247,596
End of period (including undistributed net investment income of $44,360,921 and undistributed net investment income of $62,157,364, respectively)	$ 5,964,418,693	$ 5,673,650,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 9.36	$ 10.23	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.082	.146	.444	.473	.524	.031
Net realized and unrealized gain (loss)	.479	(.528)	(.820)	.077	(.329)	.119
Total from investment operations	.561	(.382)	(.376)	.550	.195	.150
Distributions from net investment income	(.111)	(.208)	(.424)	(.400)	(.266)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.221)	(.688)	(.494)	(.400)	(.266)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.001	- J
Net asset value, end of period	$ 8.63	$ 8.29	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Total Return B, C, D	6.89%	(2.73)%	(3.96)%	5.55%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.02% A	1.03%	1.01%	1.01%	1.02%	4.71% A
Expenses net of fee waivers, if any	1.02% A	1.03%	1.01%	1.01%	1.00%	1.00% A
Expenses net of all reductions	1.02% A	1.03%	1.01%	1.01%	.99%	1.00% A
Net investment income	1.96% A	1.98%	4.43%	4.66%	5.24%	4.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 162,818	$ 112,929	$ 125,074	$ 25,406	$ 13,335	$ 3,405
Portfolio turnover rate G	26% A	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 9.36	$ 10.24	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.082	.144	.449	.476	.517	.030
Net realized and unrealized gain (loss)	.479	(.521)	(.843)	.082	(.325)	.120
Total from investment operations	.561	(.377)	(.394)	.558	.192	.150
Distributions from net investment income	(.111)	(.203)	(.417)	(.398)	(.263)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.221)	(.683)	(.487)	(.398)	(.263)	-
Redemption fees added to paid in capital E	- J	-J	.001	-J	.001	-J
Net asset value, end of period	$ 8.64	$ 8.30	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Total Return B, C, D	6.88%	(2.69)%	(4.12)%	5.64%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.03% A	1.07%	1.01%	1.00%	1.05%	4.81% A
Expenses net of fee waivers, if any	1.03% A	1.07%	1.01%	1.00%	1.05%	1.10% A
Expenses net of all reductions	1.03% A	1.07%	1.01%	1.00%	1.05%	1.10% A
Net investment income	1.95% A	1.95%	4.42%	4.67%	5.19%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,056	$ 23,500	$ 27,405	$ 27,709	$ 22,825	$ 3,284
Portfolio turnover rate G	26% A	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.27	$ 9.34	$ 10.21	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.052	.093	.376	.405	.450	.025
Net realized and unrealized gain (loss)	.481	(.536)	(.824)	.072	(.318)	.115
Total from investment operations	.533	(.443)	(.448)	.477	.132	.140
Distributions from net investment income	(.083)	(.147)	(.353)	(.327)	(.213)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.193)	(.627)	(.423)	(.327)	(.213)	-
Redemption fees added to paid in capital E	- J	-J	.001	-J	.001	-J
Net asset value, end of period	$ 8.61	$ 8.27	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Total Return B, C, D	6.54%	(3.53)%	(4.63)%	4.81%	1.33%	1.40%
Ratios to Average Net Assets F , I
Expenses before reductions	1.75% A	1.76%	1.71%	1.69%	1.74%	5.47% A
Expenses net of fee waivers, if any	1.75% A	1.75%	1.71%	1.69%	1.74%	1.75% A
Expenses net of all reductions	1.75% A	1.75%	1.71%	1.69%	1.73%	1.75% A
Net investment income	1.23% A	1.27%	3.72%	3.98%	4.49%	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,154	$ 5,992	$ 8,847	$ 6,828	$ 6,002	$ 3,253
Portfolio turnover rate G	26% A	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 9.31	$ 10.19	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.050	.088	.366	.392	.437	.024
Net realized and unrealized gain (loss)	.483	(.532)	(.826)	.080	(.323)	.116
Total from investment operations	.533	(.444)	(.460)	.472	.114	.140
Distributions from net investment income	(.083)	(.146)	(.350)	(.322)	(.215)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.193)	(.626)	(.420)	(.322)	(.215)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.001	- J
Net asset value, end of period	$ 8.58	$ 8.24	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Total Return B, C, D	6.56%	(3.55)%	(4.77)%	4.77%	1.15%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79% A	1.83%	1.80%	1.81%	1.86%	5.56% A
Expenses net of fee waivers, if any	1.79% A	1.83%	1.80%	1.81%	1.85%	1.85% A
Expenses net of all reductions	1.79% A	1.83%	1.80%	1.81%	1.84%	1.85% A
Net investment income	1.19% A	1.19%	3.63%	3.86%	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,630	$ 44,744	$ 50,837	$ 24,175	$ 16,528	$ 3,467
Portfolio turnover rate G	26% A	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 9.39	$ 10.26	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.095	.166	.479	.504	.544	.028
Net realized and unrealized gain (loss)	.477	(.529)	(.834)	.079	(.317)	.122
Total from investment operations	.572	(.363)	(.355)	.583	.227	.150
Distributions from net investment income	(.122)	(.227)	(.446)	(.423)	(.278)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.232)	(.707)	(.516)	(.423)	(.278)	-
Redemption fees added to paid in capital D	- I	-I	.001	-I	.001	-I
Net asset value, end of period	$ 8.66	$ 8.32	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Total Return B, C	7.00%	(2.48)%	(3.73)%	5.89%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.73% A	.77%	.73%	.74%	.80%	4.41% A
Expenses net of fee waivers, if any	.73% A	.77%	.73%	.74%	.80%	.85% A
Expenses net of all reductions	.73% A	.77%	.73%	.73%	.79%	.85% A
Net investment income	2.25% A	2.25%	4.70%	4.94%	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,736,396	$ 4,914,336	$ 4,868,074	$ 4,214,434	$ 2,694,765	$ 21,867
Portfolio turnover rate F	26% A	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended March 31,	Year ended September 30,
	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 7.63
Income from Investment Operations
Net investment income D	.099	.065
Net realized and unrealized gain (loss)	.474	.676 G
Total from investment operations	.573	.741
Distributions from net investment income	(.133)	(.051)
Distributions from net realized gain	(.110)	-
Total distributions	(.243)	(.051)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 8.65	$ 8.32
Total Return B, C	7.02%	9.80%
Ratios to Average Net Assets E, I
Expenses before reductions	.60% A	.61% A
Expenses net of fee waivers, if any	.60% A	.61% A
Expenses net of all reductions	.60% A	.61% A
Net investment income	2.38% A	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 287,483	$ 389
Portfolio turnover rate F	26% A	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 9.37	$ 10.25	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.094	.166	.475	.500	.540	.032
Net realized and unrealized gain (loss)	.488	(.529)	(.841)	.081	(.321)	.118
Total from investment operations	.582	(.363)	(.366)	.581	.219	.150
Distributions from net investment income	(.122)	(.227)	(.445)	(.421)	(.280)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.232)	(.707)	(.515)	(.421)	(.280)	-
Redemption fees added to paid in capital D	- I	- I	.001	- I	.001	- I
Net asset value, end of period	$ 8.65	$ 8.30	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Total Return B, C	7.14%	(2.49)%	(3.85)%	5.87%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.77%	.75%	.76%	.82%	4.55% A
Expenses net of fee waivers, if any	.75% A	.77%	.75%	.76%	.82%	.85% A
Expenses net of all reductions	.75% A	.77%	.75%	.75%	.82%	.85% A
Net investment income	2.23% A	2.24%	4.68%	4.92%	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 682,882	$ 571,760	$ 514,011	$ 311,894	$ 139,446	$ 3,248
Portfolio turnover rate F	26% A	38%	40%	19%	11%	78%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to september 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Gross unrealized appreciation	$ 306,949,050
Gross unrealized depreciation	(283,685,551)
Net unrealized appreciation (depreciation)	$ 23,263,499
Tax cost	$ 5,926,412,269

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities (TIPS), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $738,827,178 and $466,510,022, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	- %	.25%	$ 173,249	$ 6,831
Class T	- %	.25%	31,636	15,860
Class B	.65%	.25%	29,279	21,176
Class C	.75%	.25%	261,222	85,550
			$ 495,386	$ 129,417

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,369
Class T	3,975
Class B *	5,475
Class C*	2,569
$ 29,388

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 115,714.17
Class T	22,559.18
Class B	8,102.25
Class C	48,522.19
Strategic Real Return	3,220,821.13
Institutional Class	465,390.15
	$ 3,881,108

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,311 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17,030 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $22,928 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $34.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2010	Year ended September 30, 2009A
From net investment income
Class A	$ 1,593,234	$ 2,727,717
Class T	320,683	570,324
Class B	61,250	134,171
Class C	472,652	787,740
Strategic Real Return	71,427,737	120,339,069
Class F	1,067,446	2,364
Institutional Class	8,668,980	12,994,521
Total	$ 83,611,982	$ 137,555,906

Semiannual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2010	Year ended September 30, 2009A
From net realized gain
Class A	$ 1,672,439	$ 5,924,372
Class T	325,701	1,253,538
Class B	83,005	360,885
Class C	667,876	2,178,629
Strategic Real Return	63,625,267	243,192,394
Class F	2,017,809	-
Institutional Class	8,111,848	26,344,091
Total	$ 76,503,945	$ 279,253,909

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	March 31, 2010	Year ended September 30, 2009A	March 31, 2010	Year ended September 30, 2009A
Class A
Shares sold	6,999,168	5,976,185	$ 59,098,694	$ 45,357,036
Reinvestment of distributions	370,076	1,144,167	3,077,691	8,183,396
Shares redeemed	(2,125,761)	(6,861,567)	(17,932,635)	(50,424,566)
Net increase (decrease)	5,243,483	258,785	$ 44,243,750	$ 3,115,866
Class T
Shares sold	548,715	946,463	$ 4,643,958	$ 7,348,115
Reinvestment of distributions	70,645	235,649	588,027	1,688,581
Shares redeemed	(319,491)	(1,276,358)	(2,698,201)	(9,464,495)
Net increase (decrease)	299,869	(94,246)	$ 2,533,784	$ (427,799)
Class B
Shares sold	226,772	241,356	$ 1,910,606	$ 1,815,580
Reinvestment of distributions	14,631	55,823	121,769	400,507
Shares redeemed	(134,872)	(520,692)	(1,134,990)	(3,802,098)
Net increase (decrease)	106,531	(223,513)	$ 897,385	$ (1,586,011)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	March 31, 2010	Year ended September 30, 2009A	March 31, 2010	Year ended September 30, 2009A
Class C
Shares sold	2,331,012	2,162,008	$ 19,615,696	$ 16,517,340
Reinvestment of distributions	120,335	360,754	998,018	2,568,889
Shares redeemed	(810,903)	(2,555,814)	(6,802,255)	(19,089,444)
Net increase (decrease)	1,640,444	(33,052)	$ 13,811,459	$ (3,215)
Strategic Real Return
Shares sold	32,434,563	115,111,015	$ 274,649,865	$ 868,456,849
Reinvestment of distributions	16,074,514	50,268,485	133,884,159	360,374,519
Shares redeemed	(92,522,025)	(93,186,546)	(785,609,915)	(686,487,918)
Net increase (decrease)	(44,012,948)	72,192,954	$ (377,075,891)	$ 542,343,450
Class F
Shares sold	33,579,018	46,524	$ 284,226,182	$ 353,665
Reinvestment of distributions	367,306	320	3,085,255	2,364
Shares redeemed	(772,716)	(47)	(6,566,286)	(376)
Net increase (decrease)	33,173,608	46,797	$ 280,745,151	$ 355,653
Institutional Class
Shares sold	14,221,105	23,107,662	$ 120,320,509	$ 171,845,204
Reinvestment of distributions	1,978,397	5,398,380	16,468,057	38,601,750
Shares redeemed	(6,075,196)	(14,496,960)	(51,102,498)	(108,123,733)
Net increase (decrease)	10,124,306	14,009,082	$ 85,686,068	$ 102,323,221

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 12% and 17%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 72% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of March 31, 2010, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended and for the year ended September 30, 2009, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2010, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended September 30, 2009, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2010

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)

Automated line for quickest service

RRS-USAN-0510
1.814962.104

Fidelity®
Strategic Real Return
Fund -
Class F

Semiannual Report

March 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class A	1.02%
Actual		$ 1,000.00	$ 1,068.90	$ 5.26
Hypothetical A		$ 1,000.00	$ 1,019.85	$ 5.14
Class T	1.03%
Actual		$ 1,000.00	$ 1,068.80	$ 5.31
Hypothetical A		$ 1,000.00	$ 1,019.80	$ 5.19
Class B	1.75%
Actual		$ 1,000.00	$ 1,065.40	$ 9.01
Hypothetical A		$ 1,000.00	$ 1,016.21	$ 8.80
Class C	1.79%
Actual		$ 1,000.00	$ 1,065.60	$ 9.22
Hypothetical A		$ 1,000.00	$ 1,016.01	$ 9.00
Strategic Real Return	.73%
Actual		$ 1,000.00	$ 1,070.00	$ 3.77
Hypothetical A		$ 1,000.00	$ 1,021.29	$ 3.68
Class F	.60%
Actual		$ 1,000.00	$ 1,070.20	$ 3.10
Hypothetical A		$ 1,000.00	$ 1,021.94	$ 3.02
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,071.40	$ 3.87
Hypothetical A		$ 1,000.00	$ 1,021.19	$ 3.78

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Holdings Distribution (% of fund's net assets)
	As of March 31, 2010	As of September 30, 2009
Commodity-Linked Notes and Related Investments*	23.7%	24.1%
Inflation-Protected Securities and Related Investments	26.3%	27.2%
Floating Rate High Yield	25.7%	25.1%
Real Estate Investments	22.9%	22.3%
Cash & Cash Equivalents	1.1%	1.2%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio may include a related investment in cash and cash equivalents to match the cash component of the DJ-UBSCITR. The value of commodity-linked notes will change directly based on the performance of the index.

Quality Diversification (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
U.S. Government and U.S. Government Agency Obligations 26.3%	U.S. Government and U.S. Government Agency Obligations 27.2%
AAA 1.1%	AAA 1.0%
AA 0.5%	AA 0.4%
A 0.4%	A 0.4%
BBB 3.3%	BBB 3.7%
BB and Below 21.2%	BB and Below 21.8%
Structured Notes (including Commodity- Linked Notes) 7.7%	Structured Notes (including Commodity- Linked Notes) 10.1%
Not Rated 6.2%	Not Rated 4.2%
Equities 15.2%	Equities 14.8%
Short-Term Investments and Net Other Assets 18.1%	Short-Term Investments and Net Other Assets 16.4%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of March 31, 2010 *		As of September 30, 2009 **
	Stocks 15.2%		Stocks 14.8%
	U.S. Government and U.S. Government Agency Obligations 26.3%		U.S. Government and U.S. Government Agency Obligations 27.2%
	Corporate Bonds 6.5%		Corporate Bonds 6.8%
	Asset-Backed Securities 0.6%		Asset-Backed Securities 0.5%
	Structured Notes (including Commodity- Linked Notes) 7.7%		Structured Notes (including Commodity- Linked Notes) 10.1%
	Floating Rate Loans 23.3%		Floating Rate Loans 22.2%
	CMOs and Other Mortgage Related Securities 2.2%		CMOs and Other Mortgage Related Securities 1.8%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 18.1%		Short-Term Investments and Net Other Assets 16.4%
* Foreign investments	3.2%	** Foreign investments	3.2%
* U.S. Treasury Inflation-Indexed Securities	26.3%	** U.S. Treasury Inflation-Indexed Securities	27.2%

Semiannual Report

Investments March 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 4.9%
		Principal Amount (c)	Value
Convertible Bonds - 1.9%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 660,000	$ 493,763
FINANCIALS - 1.9%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	1,164,000
Real Estate Investment Trusts - 1.1%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	9,089,822
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (d)		7,975,000	7,812,310
Annaly Capital Management, Inc. 4% 2/15/15		500,000	504,688
BRE Properties, Inc. 4.125% 8/15/26		8,350,000	8,292,594
CapLease, Inc. 7.5% 10/1/27 (d)		5,500,000	5,060,000
Hospitality Properties Trust 3.8% 3/15/27		5,200,000	5,200,000
Inland Real Estate Corp. 4.625% 11/15/26		6,130,000	5,946,100
ProLogis Trust:
1.875% 11/15/37		4,400,000	4,130,500
2.625% 5/15/38		500,000	471,875
The Macerich Co. 3.25% 3/15/12 (d)		4,300,000	4,117,250
United Dominion Realty Trust, Inc. 3.625% 9/15/11		8,100,000	8,059,500
Washington (REIT):
3.875% 9/15/26		4,350,000	4,317,375
3.875% 9/15/26		3,350,000	3,324,875
			66,326,889
Real Estate Management & Development - 0.8%
BioMed Realty LP 4.5% 10/1/26 (d)		4,500,000	4,477,500
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,683,000
Corporate Office Properties LP 3.5% 9/15/26 (d)		3,220,000	3,197,138
Duke Realty LP 3.75% 12/1/11 (d)		2,850,000	2,850,000
ERP Operating LP 3.85% 8/15/26		8,750,000	8,695,313
First Potomac Realty Investment LP 4% 12/15/11 (d)		2,400,000	2,352,000
Home Properties, Inc. 4.125% 11/1/26 (d)		1,900,000	1,881,000
Kilroy Realty LP 3.25% 4/15/12 (d)		5,330,000	5,090,150
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		11,550,000	11,477,813
Corporate Bonds - continued
		Principal Amount (c)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
MPT Operating Partnership LP 9.25% 4/1/13 (d)		$ 3,000,000	$ 3,252,900
SL Green Realty Corp. 3% 3/30/27 (d)		1,450,000	1,402,875
			46,359,689
TOTAL FINANCIALS			113,850,578
TOTAL CONVERTIBLE BONDS			114,344,341
Nonconvertible Bonds - 3.0%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/26 (d)		853,228	847,000
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	1,002,500
KB Home:
5.75% 2/1/14		510,000	494,700
5.875% 1/15/15		1,500,000	1,432,500
6.25% 6/15/15		5,100,000	4,896,000
9.1% 9/15/17		500,000	530,000
Lennar Corp. 5.5% 9/1/14		4,000,000	3,860,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,861,500
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,360,000
Ryland Group, Inc.:
6.875% 6/15/13		1,000,000	1,052,500
8.4% 5/15/17		250,000	273,750
Standard Pacific Corp.:
6.25% 4/1/14		2,300,000	2,121,750
7.75% 3/15/13		665,000	661,675
10.75% 9/15/16		500,000	527,500
			23,074,375
Specialty Retail - 0.1%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (d)		2,510,000	2,820,613
TOTAL CONSUMER DISCRETIONARY			26,741,988
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - 2.4%
Commercial Banks - 0.0%
CapitalSource, Inc. 12.75% 7/15/14 (d)		$ 500,000	$ 573,150
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16 (d)		1,500,000	1,443,750
Sunwest Management, Inc. 7.9726% 2/10/15		3,616,506	2,531,554
			3,975,304
Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.:
5.5% 1/15/12		527,000	555,286
6.625% 9/15/11		668,000	714,616
Camden Property Trust 5% 6/15/15		1,400,000	1,394,607
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		700,000	707,258
6.25% 6/15/14		1,170,000	1,207,504
Developers Diversified Realty Corp.:
4.625% 8/1/10		1,600,000	1,603,224
5.375% 10/15/12		2,000,000	1,997,768
7.5% 7/15/18		2,970,000	2,909,932
9.625% 3/15/16		2,780,000	3,109,744
DuPont Fabros Technology LP 8.5% 12/15/17 (d)		920,000	947,600
Equity One, Inc.:
5.375% 10/15/15		500,000	484,626
6% 9/15/16		1,000,000	980,931
6.25% 12/15/14		1,000,000	1,025,036
6.25% 1/15/17		1,000,000	986,450
Federal Realty Investment Trust:
5.65% 6/1/16		700,000	699,524
5.95% 8/15/14		1,000,000	1,067,796
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	708,866
5.65% 12/15/13		1,025,000	1,071,442
6% 3/1/15		1,500,000	1,538,439
6% 1/30/17		1,000,000	996,064
6.3% 9/15/16		4,750,000	4,827,344
7.072% 6/8/15		500,000	535,611
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	2,396,549
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	488,312
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.: - continued
6.5% 1/17/17		$ 625,000	$ 641,197
HMB Capital Trust V 3.857% 12/15/36 (b)(d)(e)		4,300,000	430
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,436,817
6.7% 1/15/18		1,000,000	987,352
6.75% 2/15/13		1,250,000	1,309,885
7.875% 8/15/14		500,000	536,964
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,046,340
iStar Financial, Inc. 5.95% 10/15/13		3,495,000	2,761,050
Kimco Realty Corp. 5.783% 3/15/16		550,000	567,361
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,051,508
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	1,997,658
6.25% 2/1/13		2,000,000	2,129,746
6.5% 7/15/11		4,000,000	4,134,720
Omega Healthcare Investors, Inc.:
7% 4/1/14		6,050,000	6,034,875
7% 1/15/16		2,298,000	2,298,000
7.5% 2/15/20 (d)		1,000,000	1,025,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,768,655
Potlatch Corp. 7.5% 11/1/19 (d)		1,000,000	1,017,500
Reckson Operating Partnership LP 7.75% 3/16/20 (d)		1,000,000	1,020,000
Senior Housing Properties Trust 8.625% 1/15/12		6,900,000	7,176,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	3,157,512
7.75% 2/22/11		1,000,000	1,037,821
UDR, Inc. 5.5% 4/1/14		2,000,000	2,048,161
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		500,000	500,685
6.05% 6/1/13		2,500,000	2,613,855
Weingarten Realty Investors:
4.857% 1/15/14		1,000,000	998,022
5.263% 5/15/12		1,000,000	1,038,038
			84,289,681
Real Estate Management & Development - 0.9%
AMB Property LP:
5.9% 8/15/13		600,000	622,075
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
AMB Property LP: - continued
6.3% 6/1/13		$ 2,000,000	$ 2,114,210
Arden Realty LP 5.2% 9/1/11		500,000	521,398
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,506,732
5.75% 4/1/12		1,000,000	1,027,286
6% 4/1/16		1,000,000	976,892
7.5% 5/15/15		500,000	538,034
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,120,000
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,236,251
6.25% 6/15/14		1,595,000	1,582,636
6.875% 8/15/12		1,000,000	1,033,750
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,414,335
Duke Realty LP:
5.625% 8/15/11		680,000	704,567
6.25% 5/15/13		750,000	791,745
7.375% 2/15/15		500,000	539,955
ERP Operating LP 5.2% 4/1/13		1,900,000	1,972,080
First Industrial LP 5.75% 1/15/16		1,000,000	824,434
Forest City Enterprises, Inc.:
6.5% 2/1/17		703,000	565,915
7.625% 6/1/15		800,000	744,000
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,058,643
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	2,025,000
9% 5/15/17 (d)		750,000	817,500
Liberty Property LP:
5.125% 3/2/15		1,440,000	1,429,229
6.375% 8/15/12		2,680,000	2,850,863
Post Apartment Homes LP:
5.45% 6/1/12		714,000	741,474
6.3% 6/1/13		1,000,000	1,051,422
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,009,004
5.875% 6/15/17		600,000	598,987
Simon Property Group LP 6.75% 5/15/14		800,000	875,252
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (d)		1,000,000	1,037,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP:
6.5% 6/1/16		$ 660,000	$ 669,900
6.5% 6/1/16		5,570,000	5,653,550
6.625% 10/15/14		9,020,000	9,200,400
7.125% 6/1/15		1,147,000	1,187,145
			55,042,164
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (b)(d)		4,750,000	1,721,875
TOTAL FINANCIALS			145,602,174
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,368,250
Sun Healthcare Group, Inc. 9.125% 4/15/15		3,490,000	3,594,700
			4,962,950
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,088,722
TOTAL NONCONVERTIBLE BONDS			179,395,834
TOTAL CORPORATE BONDS (Cost $264,581,341)			293,740,175
U.S. Treasury Inflation Protected Obligations - 26.3%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		61,018,390	58,088,058
2% 1/15/26		98,164,828	98,006,866
2.375% 1/15/25		88,615,306	93,097,328
2.5% 1/15/29		73,163,375	77,744,559
3.625% 4/15/28		30,944,298	37,905,891
3.875% 4/15/29		34,662,348	44,161,272
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		61,503,600	62,750,015
1.25% 4/15/14		28,665,560	29,676,522
1.375% 7/15/18		25,118,750	25,184,304
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
1.375% 1/15/20		$ 6,011,580	$ 5,906,086
1.625% 1/15/15		73,210,199	76,604,271
1.625% 1/15/18		43,023,136	44,063,066
1.875% 7/15/13		72,997,980	77,363,571
1.875% 7/15/15		63,090,730	66,913,556
1.875% 7/15/19		33,486,090	34,599,067
2% 4/15/12		47,406,768	49,701,211
2% 1/15/14		79,952,367	84,996,290
2% 7/15/14		72,586,505	77,324,041
2% 1/15/16		59,330,091	63,035,879
2.125% 1/15/19		26,237,900	27,708,603
2.125% 2/15/40		27,065,340	26,949,886
2.375% 4/15/11		65,713,116	67,856,251
2.375% 1/15/17		45,392,133	49,107,005
2.375% 1/15/27		74,668,715	78,049,191
2.5% 7/15/16		56,324,625	61,637,780
2.625% 7/15/17		47,042,550	51,803,708
3% 7/15/12		72,983,241	78,705,604
3.375% 1/15/12		20,096,529	21,530,877
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,500,835,850)			1,570,470,758
Asset-Backed Securities - 0.6%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (d)		1,643,000	1,453,028
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	1,202,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6051% 3/23/19 (d)(e)		2,641,902	1,822,912
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.5988% 1/20/40 (d)(e)		3,845,722	3,345,778
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (d)		5,000,000	4,862,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4988% 1/20/37 (d)(e)		2,119,151	1,207,916
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (d)		2,478,796	1,611,218
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,077,835
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,587,656
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (d)		$ 181,452	$ 0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	1,476,600
Class B2, 1.6378% 12/28/35 (d)(e)		2,110,000	1,244,900
Class D, 9% 12/28/35 (d)		500,000	128,700
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,100,000	275,000
Crest Ltd. Series 2002-IGA Class A, 0.6988% 7/28/17 (d)(e)		1,481,437	1,374,033
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6169% 11/28/39 (d)(e)		850,000	59,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8961% 9/25/46 (d)(e)		753,857	75,386
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	1
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	1,362,618
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,900,000	1,620,711
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9269% 8/28/38 (d)(e)		4,410,000	2,557,800
Class C1B, 7.696% 8/28/38 (d)		1,189,000	622,204
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (d)		4,990,530	4,241,950
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		491,414	180,912
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8991% 2/5/36 (d)(e)		278,845	28
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (d)		1,055,000	1,002,250
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7835% 9/25/26 (d)(e)		3,000,000	180,000
Series 2006-1A:
Class A2A, 0.5035% 9/25/26 (d)(e)		3,000,000	2,244,375
Class F, 1.4335% 9/25/26 (d)(e)		2,250,000	112,500
Class G, 1.6335% 9/25/26 (d)(e)		1,530,000	61,200
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wachovia Ltd./Wachovia LLC: - continued
Class H, 1.9335% 9/25/26 (d)(e)		$ 4,300,000	$ 150,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2013% 11/21/40 (d)(e)		1,500,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $53,740,390)			37,187,011
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.44% 3/15/22 (d)(e)		8,887,979	8,528,669
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.41% 6/15/22 (d)(e)		2,750,000	2,304,061
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	41
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(e)		136,794	20,459
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7062% 1/25/19 (d)(e)		74,305	16,808
Class B4, 4.7062% 1/25/19 (d)(e)		148,611	46,574
FREMF Mortgage Trust Series 2010-K6 Class B, 5.357% 12/26/46 (d)(e)		1,000,000	876,437
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.73% 6/15/22 (d)(e)		6,747,489	5,785,972
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		2,082,000	2,056,412
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.48% 12/15/37 (d)(e)		456,153	27,917
Series 2006-B Class B6, 1.93% 7/15/38 (d)(e)		923,296	25,483
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.33% 9/10/37 (d)(e)		139,501	11,816
Series 2005-D Class B7, 4.48% 12/15/37 (d)(e)		273,692	20,527
Series 2006-A Class B7, 3.73% 3/15/38 (d)(e)		705,005	32,853
Series 2006-B Class B7, 4.08% 7/15/38 (d)(e)		923,296	34,531
Series 2007-A Class BB, 3.58% 2/15/39 (d)(e)		783,562	11,048
SBA CMBS Trust Series 2006-1A:
Class E, 6.174% 11/15/36 (d)		96,000	99,576
Class G, 6.904% 11/15/36 (d)		76,000	79,686
Class H, 7.389% 11/15/36 (d)		37,000	38,795
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,638,054)			20,017,665
Commercial Mortgage Securities - 1.9%
		Principal Amount (c)	Value
American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		$ 4,800,000	$ 5,026,800
Banc of America Commercial Mortgage, Inc. sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	3,786,674
Series 2005-1 Class A3, 4.877% 11/10/42		537,678	537,307
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.23% 3/15/22 (d)(e)		900,000	360,000
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (d)		2,000,000	1,621,465
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (d)(e)	CAD	1,605,000	712,016
Class G, 5.01% 5/15/44 (d)(e)	CAD	351,000	136,567
Class H, 5.01% 5/15/44 (d)(e)	CAD	235,000	81,034
Class J, 5.01% 5/15/44 (d)(e)	CAD	235,000	73,985
Class K, 5.01% 5/15/44 (d)(e)	CAD	118,000	32,611
Class L, 5.01% 5/15/44 (d)(e)	CAD	421,000	102,877
Class M, 5.01% 5/15/44 (d)(e)	CAD	1,927,737	425,431
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/14/34 (d)		1,475,000	1,499,672
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (e)		1,500,000	1,632,999
Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,600,502
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.49% 5/15/23 (d)(e)		2,000,000	1,895,402
Class D, 0.7% 5/15/23 (d)(e)		1,250,000	1,135,151
Series 2006-HC1A:
Class A1, 0.42% 5/15/23 (d)(e)		4,009,408	3,867,523
Class K, 1.7073% 5/15/23 (d)(e)		3,757,000	2,987,492
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	200,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (d)		2,500,000	2,646,250
Class E, 6.0652% 11/15/36 (d)		1,200,000	1,266,456
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,802,456
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2258% 6/10/31 (d)(e)		2,500,000	2,657,202
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (d)		1,000,000	984,722
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		8,185,000	6,957,250
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		$ 1,430,000	$ 1,418,558
Series 2002-1A Class H, 7.1583% 12/10/35 (d)(e)		1,277,000	1,167,680
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	3,010,500
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (e)		996,276	1,036,543
Class G, 6.75% 4/15/29 (e)		1,352,000	1,237,161
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		3,070,000	2,985,128
Series 1999-C3:
Class G, 6.974% 8/15/36 (d)		1,473,556	1,472,698
Class J, 6.974% 8/15/36 (d)		2,720,000	2,712,904
Series 2000-C1:
Class H, 7% 3/15/33 (d)		1,190,000	1,144,622
Class K, 7% 3/15/33		1,000,000	749,817
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (d)		1,000,000	969,101
Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,141,000	1,061,202
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5284% 3/1/20 (d)(e)		2,800,000	2,240,000
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2009-IWST Class D, 7.443% 12/1/27 (d)		2,250,000	2,162,947
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.41% 2/15/19 (d)(e)		2,560,362	2,483,496
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		2,066,000	2,062,623
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (d)		1,000,000	1,020,000
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		215,048	215,573
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (d)		2,630,000	2,261,800
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (d)		1,350,000	1,175,985
Class I11, 7.72% 2/26/28 (d)		751,000	614,093
Class I12, 7.72% 2/26/28 (d)		750,000	588,450
Class I9, 7.72% 2/26/28 (d)		1,149,200	1,068,066
Merrill Lynch Mortgage Investors Trust Series 2001-HRPA Class H, 6.778% 2/3/16 (d)		2,000,000	1,980,000
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		$ 600,000	$ 36,000
Class F, 10.813% 5/20/44 (d)		400,000	16,000
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		4,703,654	4,374,399
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	4,166,846
Series 2005-HQ7 Class E, 5.2077% 11/14/42 (e)		1,425,000	798,000
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	3,400,000
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (d)		3,523,134	3,296,333
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		1,003,807	774,136
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)		847,095	846,078
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,150,000	1,198,588
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (d)		1,751,707	1,756,086
Series 1997-LLI Class F, 7.3% 10/12/34 (d)		1,190,000	1,196,431
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,907,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.805% 7/15/24 (d)(e)		1,800,000	342,380
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	2,856,641
Series 2005-C20 Class A3SF, 0.3588% 7/15/42 (e)		3,405,238	3,203,629
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $111,746,251)			111,037,338
Common Stocks - 13.4%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	67,000	3,124,880
Household Durables - 0.1%
Lennar Corp. Class A	54,900	944,829
M/I Homes, Inc. (a)	32,100	470,265
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Group, Inc. (a)	182,797	$ 2,056,466
Stanley Martin Communities LLC Class B (a)	6,300	1,897,875
		5,369,435
TOTAL CONSUMER DISCRETIONARY		8,494,315
FINANCIALS - 12.7%
Capital Markets - 0.0%
HFF, Inc. (a)	119,400	887,142
Real Estate Investment Trusts - 12.1%
Acadia Realty Trust (SBI)	1,209,744	21,606,028
Alexandria Real Estate Equities, Inc.	234,667	15,863,489
AMB Property Corp. (SBI)	203,100	5,532,444
American Campus Communities, Inc.	73,500	2,033,010
Annaly Capital Management, Inc.	253,800	4,360,284
Anworth Mortgage Asset Corp.	130,000	876,200
Apartment Investment & Management Co. Class A	1,042,317	19,189,056
Associated Estates Realty Corp.	254,600	3,510,934
AvalonBay Communities, Inc.	136,516	11,788,157
Boston Properties, Inc.	222,600	16,792,944
Brandywine Realty Trust (SBI)	652,887	7,971,750
Camden Property Trust (SBI)	86,968	3,620,478
CapLease, Inc.	107,400	596,070
CBL & Associates Properties, Inc.	1,203,738	16,491,211
Cedar Shopping Centers, Inc.	480,700	3,802,337
Chesapeake Lodging Trust (a)	300	5,841
Corporate Office Properties Trust (SBI)	327,318	13,135,271
Cypress Sharpridge Investments, Inc.	330,641	4,423,977
Cypress Sharpridge Investments, Inc. (d)	208,316	2,787,268
Developers Diversified Realty Corp.	741,921	9,029,179
DiamondRock Hospitality Co.	1,699,359	17,180,519
Digital Realty Trust, Inc.	425,100	23,040,420
Duke Realty LP	307,100	3,808,040
Education Realty Trust, Inc.	1,104,489	6,339,767
Equity Lifestyle Properties, Inc.	180,400	9,719,952
Equity One, Inc.	32,800	619,592
Equity Residential (SBI)	622,661	24,377,178
Essex Property Trust, Inc.	180,804	16,263,320
Federal Realty Investment Trust (SBI)	21,100	1,536,291
First Industrial Realty Trust, Inc. (a)	486,400	3,774,464
Franklin Street Properties Corp.	43,300	624,819
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Government Properties Income Trust	77,404	$ 2,013,278
HCP, Inc.	811,333	26,773,989
Health Care REIT, Inc.	25,100	1,135,273
Healthcare Realty Trust, Inc.	328,091	7,641,239
Highwoods Properties, Inc. (SBI)	551,200	17,489,576
Home Properties, Inc.	8,400	393,120
Host Hotels & Resorts, Inc.	770,149	11,282,683
Kimco Realty Corp.	914,220	14,298,401
Kite Realty Group Trust	284,174	1,344,143
Lexington Corporate Properties Trust	167,100	1,087,821
MFA Financial, Inc.	2,160,646	15,902,355
Mid-America Apartment Communities, Inc.	155,762	8,066,914
National Health Investors, Inc.	119,927	4,648,371
National Retail Properties, Inc.	130,300	2,974,749
Nationwide Health Properties, Inc.	106,400	3,739,960
Omega Healthcare Investors, Inc.	176,300	3,436,087
Pebblebrook Hotel Trust (a)	54,200	1,139,826
Piedmont Office Realty Trust, Inc. Class A	151,700	3,011,245
Post Properties, Inc.	77,900	1,715,358
ProLogis Trust	2,618,273	34,561,204
Public Storage	473,820	43,586,702
Redwood Trust, Inc.	153,400	2,365,428
Regency Centers Corp.	117,300	4,395,231
Simon Property Group, Inc.	883,551	74,129,929
SL Green Realty Corp.	472,300	27,048,621
Sun Communities, Inc.	132,300	3,333,960
Sunstone Hotel Investors, Inc. (a)	2,102,994	23,490,443
The Macerich Co.	407,025	15,593,128
Two Harbors Investment Corp.	114,400	1,041,040
U-Store-It Trust	629,508	4,532,458
UDR, Inc.	90,139	1,590,052
Ventas, Inc.	996,680	47,322,366
Vornado Realty Trust	528,528	40,009,570
Winthrop Realty Trust	41,892	504,380
		722,299,190
Real Estate Management & Development - 0.6%
Brookfield Properties Corp.	591,800	9,120,305
CB Richard Ellis Group, Inc. Class A (a)	1,119,949	17,751,192
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc. Class A (a)	554,743	$ 7,993,847
The St. Joe Co. (a)	52,900	1,711,315
		36,576,659
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(d)	72,059	721
TOTAL FINANCIALS		759,763,712
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	331,002	6,894,772
Capital Senior Living Corp. (a)	278,100	1,462,806
Emeritus Corp. (a)	751,435	15,291,702
Sunrise Senior Living, Inc. (a)	336,951	1,725,189
		25,374,469
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	59,100	2,675,457
TOTAL COMMON STOCKS (Cost $761,105,006)		796,307,953
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	120,000	2,385,000
Lexington Corporate Properties Trust Series C 6.50%	72,500	2,727,813
Simon Property Group, Inc. 6.00%	25,900	1,841,490
		6,954,303
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (d)	34,800	5,115,600
12.00% (a)(d)	10,400	1,528,800
		6,644,400
TOTAL FINANCIALS		13,598,703
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 1.5%
FINANCIALS - 1.5%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	$ 25,925
Red Lion Hotels Capital Trust 9.50%	138,465	3,324,545
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	3,040
		3,353,510
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,346,060
AMB Property Corp. Series O, 7.00%	1,000	23,680
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	41
Series B, 9.25% (a)	233,544	140
Annaly Capital Management, Inc. Series A, 7.875%	205,500	5,131,335
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,402,250
Apartment Investment & Management Co.:
Series G, 9.375%	72,500	1,842,225
Series T, 8.00%	80,000	1,936,000
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	487,000
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	222,600
7.375%	25,000	533,250
Cedar Shopping Centers, Inc. 8.875%	50,500	1,231,695
CenterPoint Properties Trust Series D, 5.377%	5,280	2,402,400
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	2,161,425
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,833,984
Series B, 7.50%	43,159	948,203
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	965,608
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,310,300
Series B, 7.875%	36,100	894,919
Duke Realty LP:
8.375%	127,129	3,251,960
Series L, 6.60%	5,334	115,534
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	14,260
Equity Residential (depositary shares) Series N, 6.48%	21,200	494,596
Health Care REIT, Inc. Series F, 7.625%	50,000	1,235,000
HomeBanc Mortgage Corp. Series A, 0.00% (a)	213,315	1,280
Hospitality Properties Trust:
Series B, 8.875%	227,090	5,745,377
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust: - continued
Series C, 7.00%	74,798	$ 1,676,223
Host Hotels & Resorts, Inc. Series E, 8.875%	2,100	52,941
HRPT Properties Trust Series B, 8.75%	11,666	295,733
Innkeepers USA Trust Series C, 8.00% (a)	198,000	261,360
Kimco Realty Corp. Series G, 7.75%	168,000	4,245,360
LaSalle Hotel Properties:
Series B, 8.375%	9,550	234,739
Series E, 8.00%	91,400	2,172,578
Series G, 7.25%	87,640	1,909,676
LBA Realty Fund II Series B, 7.625% (a)	146,695	2,200,425
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,403,028
Lexington Realty Trust 7.55%	32,300	718,675
LTC Properties, Inc. Series F, 8.00%	98,800	2,473,952
MFA Financial, Inc. Series A, 8.50%	378,300	9,340,227
Mid-America Apartment Communities, Inc. Series H, 8.30%	56,100	1,441,770
Omega Healthcare Investors, Inc. Series D, 8.375%	78,200	2,026,162
ProLogis Trust Series C, 8.54%	19,500	932,344
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	349,443
Series P, 6.70%	65,000	1,430,000
Public Storage:
(depositary shares)	500	12,600
Series I, 7.25%	31,655	803,404
Series K, 7.25%	80,000	2,016,000
Series L, 6.75%	10,000	241,400
Series N, 7.00%	40,000	998,800
Realty Income Corp. 6.75%	4,500	111,465
Regency Centers Corp. 7.25%	31,125	738,908
Saul Centers, Inc.:
8.00%	45,000	1,076,850
Series B (depositary shares) 9.00%	20,000	504,400
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	$ 1,037,250
Weingarten Realty Investors (SBI) Series F, 6.50%	92,546	1,998,994
		83,235,829
TOTAL FINANCIALS		86,589,339
TOTAL PREFERRED STOCKS (Cost $116,203,053)		100,188,042
Floating Rate Loans - 0.2%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (b)(e)	$ 3,000,000	1,050,000
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.25% 10/27/13 (e)	492,702	470,530
TOTAL CONSUMER DISCRETIONARY		1,520,530
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Pilot Travel Centers LLC Tranche B, term loan 11/24/15 (e)	500,000	503,750
TowerCo Finance LLC term loan 6% 11/24/14 (e)	189,525	191,420
		695,170
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche C, term loan 2.73% 12/14/12 (e)	954,463	892,423
Spirit Finance Corp. term loan 3.2488% 8/1/13 (e)	1,000,000	775,000
		1,667,423
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.231% 10/10/13 (e)	797,253	703,575
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche 2LN, term loan 13.5% 10/15/17	$ 1,500,000	$ 1,657,500
Tranche B, term loan 3.2507% 10/10/13 (e)	2,961,224	2,613,280
		4,974,355
TOTAL FINANCIALS		7,336,948
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Skilled Healthcare Group, Inc. Tranche 1LN, term loan 2.2479% 6/15/12 (e)	962,121	953,703
TOTAL FLOATING RATE LOANS (Cost $11,901,591)		9,811,181
Commodity-Linked Notes - 7.7%

AB Svensk Exportkredit:
Note, three-month U.S. dollar LIBOR minus .27% due 11/18/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	22,452,648
Note, three-month U.S. dollar LIBOR minus .27% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,500,000	39,197,798
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .35% due 4/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	16,700,000	22,309,236
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,000,000	40,527,839
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/20/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	21,026,723
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Credit Suisse New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 10,200,000	$ 9,607,778
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 1/19/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,300,000	11,416,674
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,500,000	8,232,723
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/23/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,000,000	9,934,227
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/8/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,500,000	9,849,211
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 4/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,400,000	10,925,557
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,600,000	9,264,374
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/25/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	17,000,000	14,635,428
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/28/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,000,000	18,127,688
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/1/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,000,000	13,258,776
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	9,441,418
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 2,000,000	$ 1,941,285
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,000,000	4,675,663
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	30,000,000	27,174,271
Morgan Stanley Medium Term Note, three-month U.S. dollar LIBOR minus .05% due 12/21/2010:
(indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,200,000	8,310,953
(indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	17,000,000	15,423,206
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 12/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,400,000	20,478,484
Note, one-month U.S. dollar LIBOR due 3/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	54,500,000	46,954,082
Note, one-month U.S. dollar LIBOR due 7/7/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,350,000	6,359,915
UBS AG Jersey Branch:
Note, one-month U.S. dollar LIBOR minus .14% due 11/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	12,400,000	11,749,889
Note, one-month U.S. dollar LIBOR minus .14% due 12/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,800,000	9,439,235
Note, one-month U.S. dollar LIBOR minus .14% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,300,000	8,416,099
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
UBS AG Jersey Branch: - continued
Note, one-month U.S. dollar LIBOR minus .14% due 6/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 15,000,000	$ 18,180,358
Note, one-month U.S. dollar LIBOR minus .14% due 8/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	12,115,375
TOTAL COMMODITY-LINKED NOTES (Cost $476,650,000)		461,426,913
Fixed-Income Funds - 25.7%
	Shares
Fidelity Floating Rate Central Fund (f) (Cost $1,526,311,905)	15,869,891	1,531,920,578
Preferred Securities - 0.0%
	Principal Amount (c)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	$ 1,200,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)(e)	500,000	65,700
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)(e)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)(e)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (d)	2,200,000	0
		65,717
TOTAL PREFERRED SECURITIES (Cost $7,430,007)		65,717
Money Market Funds - 17.1%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (g) (Cost $1,017,502,437)	1,017,502,437	$ 1,017,502,437
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $5,870,645,885)		5,949,675,768
NET OTHER ASSETS - 0.2%		14,742,925
NET ASSETS - 100%		$ 5,964,418,693
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $669,074,826 or 11.2% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Security is linked to the Dow Jones-UBS Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 892,651
Fidelity Floating Rate Central Fund	28,345,160
Total	$ 29,237,811
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,415,350,664	$ 80,079,840	$ 55,029,546	$ 1,531,920,578	55.7%
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,494,315	$ 6,596,440	$ -	$ 1,897,875
Financials	859,951,754	840,798,540	16,748,772	2,404,442
Health Care	25,374,469	25,374,469	-	-
Materials	2,675,457	2,675,457	-	-
Corporate Bonds	293,740,175	-	288,639,316	5,100,859
U.S. Government and Government Agency Obligations	1,570,470,758	-	1,570,470,758	-
Asset-Backed Securities	37,187,011	-	17,738,188	19,448,823
Collateralized Mortgage Obligations	20,017,665	-	19,997,165	20,500
Commercial Mortgage Securities	111,037,338	-	98,401,494	12,635,844
Floating Rate Loans	9,811,181	-	9,811,181	-
Commodity-Linked Notes	461,426,913	-	461,426,913	-
Fixed-Income Funds	1,531,920,578	1,531,920,578	-	-
Preferred Securities	65,717	-	-	65,717
Money Market Funds	1,017,502,437	1,017,502,437	-	-
Total Investments in Securities:	$ 5,949,675,768	$ 3,424,867,921	$ 2,483,233,787	$ 41,574,060
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 44,731,977
Total Realized Gain (Loss)	(296,835)
Total Unrealized Gain (Loss)	3,979,555
Cost of Purchases	8,546,392
Proceeds of Sales	(3,659,471)
Amortization/Accretion	747,619
Transfers in to Level 3	163
Transfers out of Level 3	(12,475,340)
Ending Balance	$ 41,574,060
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ 2,723,736

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $721,426,979 of which $1,056,822 and $720,370,157 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $417,538,077 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,326,831,543)	$ 3,400,252,753
Fidelity Central Funds (cost $2,543,814,342)	2,549,423,015
Total Investments (cost $5,870,645,885)		$ 5,949,675,768
Cash		1,819,290
Foreign currency held at value (cost $21,446)		21,446
Receivable for investments sold		4,627,504
Receivable for fund shares sold		10,688,717
Dividends receivable		2,949,069
Interest receivable		13,304,216
Distributions receivable from Fidelity Central Funds		4,934,477
Prepaid expenses		9,639
Other receivables		13,385
Total assets		5,988,043,511

Liabilities
Payable for investments purchased	$ 7,224,486
Payable for fund shares redeemed	12,637,727
Accrued management fee	2,814,348
Distribution fees payable	93,244
Other affiliated payables	760,181
Other payables and accrued expenses	94,832
Total liabilities		23,624,818

Net Assets		$ 5,964,418,693
Net Assets consist of:
Paid in capital		$ 6,743,733,101
Undistributed net investment income		44,360,921
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(902,688,386)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		79,013,057
Net Assets		$ 5,964,418,693

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2010

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($162,817,637 ÷ 18,871,153 shares)	$ 8.63

Maximum offering price per share (100/96.00 of $8.63)	$ 8.99
Class T: Net Asset Value and redemption price per share ($27,056,070 ÷ 3,132,262 shares)	$ 8.64

Maximum offering price per share (100/96.00 of $8.64)	$ 9.00
Class B: Net Asset Value and offering price per share ($7,154,163 ÷ 830,635 shares) A	$ 8.61

Class C: Net Asset Value and offering price per share ($60,629,659 ÷ 7,068,334 shares) A	$ 8.58

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,736,395,998 ÷ 546,874,285 shares)	$ 8.66

Class F: Net Asset Value, offering price and redemption price per share ($287,482,675 ÷ 33,220,405 shares)	$ 8.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($682,882,491 ÷ 78,970,052 shares)	$ 8.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2010

Investment Income
Dividends		$ 15,680,919
Interest		34,321,340
Inflation principal income		8,688,385
Income from Fidelity Central Funds		29,237,811
Total income		87,928,455

Expenses
Management fee	$ 16,764,701
Transfer agent fees	3,881,108
Distribution fees	495,386
Accounting fees and expenses	702,167
Custodian fees and expenses	35,523
Independent trustees' compensation	9,625
Registration fees	78,465
Audit	101,589
Legal	20,971
Miscellaneous	46,343
Total expenses before reductions	22,135,878
Expense reductions	(22,962)	22,112,916
Net investment income		65,815,539
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	335,184,383
Fidelity Central Funds	7,801,719
Foreign currency transactions	(46,597)
Total net realized gain (loss)		342,939,505
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,772,824)
Assets and liabilities in foreign currencies	(585)
Total change in net unrealized appreciation (depreciation)		(8,773,409)
Net gain (loss)		334,166,096
Net increase (decrease) in net assets resulting from operations		$ 399,981,635

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 65,815,539	$ 103,699,577
Net realized gain (loss)	342,939,505	(809,610,013)
Change in net unrealized appreciation (depreciation)	(8,773,409)	555,858,738
Net increase (decrease) in net assets resulting from operations	399,981,635	(150,051,698)
Distributions to shareholders from net investment income	(83,611,982)	(137,555,906)
Distributions to shareholders from net realized gain	(76,503,945)	(279,253,909)
Total distributions	(160,115,927)	(416,809,815)
Share transactions - net increase (decrease)	50,841,706	646,121,165
Redemption fees	61,008	143,023
Total increase (decrease) in net assets	290,768,422	79,402,675

Net Assets
Beginning of period	5,673,650,271	5,594,247,596
End of period (including undistributed net investment income of $44,360,921 and undistributed net investment income of $62,157,364, respectively)	$ 5,964,418,693	$ 5,673,650,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 9.36	$ 10.23	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.082	.146	.444	.473	.524	.031
Net realized and unrealized gain (loss)	.479	(.528)	(.820)	.077	(.329)	.119
Total from investment operations	.561	(.382)	(.376)	.550	.195	.150
Distributions from net investment income	(.111)	(.208)	(.424)	(.400)	(.266)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.221)	(.688)	(.494)	(.400)	(.266)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.001	- J
Net asset value, end of period	$ 8.63	$ 8.29	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Total Return B, C, D	6.89%	(2.73)%	(3.96)%	5.55%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.02% A	1.03%	1.01%	1.01%	1.02%	4.71% A
Expenses net of fee waivers, if any	1.02% A	1.03%	1.01%	1.01%	1.00%	1.00% A
Expenses net of all reductions	1.02% A	1.03%	1.01%	1.01%	.99%	1.00% A
Net investment income	1.96% A	1.98%	4.43%	4.66%	5.24%	4.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 162,818	$ 112,929	$ 125,074	$ 25,406	$ 13,335	$ 3,405
Portfolio turnover rate G	26% A	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 9.36	$ 10.24	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.082	.144	.449	.476	.517	.030
Net realized and unrealized gain (loss)	.479	(.521)	(.843)	.082	(.325)	.120
Total from investment operations	.561	(.377)	(.394)	.558	.192	.150
Distributions from net investment income	(.111)	(.203)	(.417)	(.398)	(.263)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.221)	(.683)	(.487)	(.398)	(.263)	-
Redemption fees added to paid in capital E	- J	-J	.001	-J	.001	-J
Net asset value, end of period	$ 8.64	$ 8.30	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Total Return B, C, D	6.88%	(2.69)%	(4.12)%	5.64%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.03% A	1.07%	1.01%	1.00%	1.05%	4.81% A
Expenses net of fee waivers, if any	1.03% A	1.07%	1.01%	1.00%	1.05%	1.10% A
Expenses net of all reductions	1.03% A	1.07%	1.01%	1.00%	1.05%	1.10% A
Net investment income	1.95% A	1.95%	4.42%	4.67%	5.19%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,056	$ 23,500	$ 27,405	$ 27,709	$ 22,825	$ 3,284
Portfolio turnover rate G	26% A	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.27	$ 9.34	$ 10.21	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.052	.093	.376	.405	.450	.025
Net realized and unrealized gain (loss)	.481	(.536)	(.824)	.072	(.318)	.115
Total from investment operations	.533	(.443)	(.448)	.477	.132	.140
Distributions from net investment income	(.083)	(.147)	(.353)	(.327)	(.213)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.193)	(.627)	(.423)	(.327)	(.213)	-
Redemption fees added to paid in capital E	- J	-J	.001	-J	.001	-J
Net asset value, end of period	$ 8.61	$ 8.27	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Total Return B, C, D	6.54%	(3.53)%	(4.63)%	4.81%	1.33%	1.40%
Ratios to Average Net Assets F , I
Expenses before reductions	1.75% A	1.76%	1.71%	1.69%	1.74%	5.47% A
Expenses net of fee waivers, if any	1.75% A	1.75%	1.71%	1.69%	1.74%	1.75% A
Expenses net of all reductions	1.75% A	1.75%	1.71%	1.69%	1.73%	1.75% A
Net investment income	1.23% A	1.27%	3.72%	3.98%	4.49%	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,154	$ 5,992	$ 8,847	$ 6,828	$ 6,002	$ 3,253
Portfolio turnover rate G	26% A	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 9.31	$ 10.19	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.050	.088	.366	.392	.437	.024
Net realized and unrealized gain (loss)	.483	(.532)	(.826)	.080	(.323)	.116
Total from investment operations	.533	(.444)	(.460)	.472	.114	.140
Distributions from net investment income	(.083)	(.146)	(.350)	(.322)	(.215)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.193)	(.626)	(.420)	(.322)	(.215)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.001	- J
Net asset value, end of period	$ 8.58	$ 8.24	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Total Return B, C, D	6.56%	(3.55)%	(4.77)%	4.77%	1.15%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79% A	1.83%	1.80%	1.81%	1.86%	5.56% A
Expenses net of fee waivers, if any	1.79% A	1.83%	1.80%	1.81%	1.85%	1.85% A
Expenses net of all reductions	1.79% A	1.83%	1.80%	1.81%	1.84%	1.85% A
Net investment income	1.19% A	1.19%	3.63%	3.86%	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,630	$ 44,744	$ 50,837	$ 24,175	$ 16,528	$ 3,467
Portfolio turnover rate G	26% A	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 9.39	$ 10.26	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.095	.166	.479	.504	.544	.028
Net realized and unrealized gain (loss)	.477	(.529)	(.834)	.079	(.317)	.122
Total from investment operations	.572	(.363)	(.355)	.583	.227	.150
Distributions from net investment income	(.122)	(.227)	(.446)	(.423)	(.278)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.232)	(.707)	(.516)	(.423)	(.278)	-
Redemption fees added to paid in capital D	- I	-I	.001	-I	.001	-I
Net asset value, end of period	$ 8.66	$ 8.32	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Total Return B, C	7.00%	(2.48)%	(3.73)%	5.89%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.73% A	.77%	.73%	.74%	.80%	4.41% A
Expenses net of fee waivers, if any	.73% A	.77%	.73%	.74%	.80%	.85% A
Expenses net of all reductions	.73% A	.77%	.73%	.73%	.79%	.85% A
Net investment income	2.25% A	2.25%	4.70%	4.94%	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,736,396	$ 4,914,336	$ 4,868,074	$ 4,214,434	$ 2,694,765	$ 21,867
Portfolio turnover rate F	26% A	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended March 31,	Year ended September 30,
	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 7.63
Income from Investment Operations
Net investment income D	.099	.065
Net realized and unrealized gain (loss)	.474	.676 G
Total from investment operations	.573	.741
Distributions from net investment income	(.133)	(.051)
Distributions from net realized gain	(.110)	-
Total distributions	(.243)	(.051)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 8.65	$ 8.32
Total Return B, C	7.02%	9.80%
Ratios to Average Net Assets E, I
Expenses before reductions	.60% A	.61% A
Expenses net of fee waivers, if any	.60% A	.61% A
Expenses net of all reductions	.60% A	.61% A
Net investment income	2.38% A	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 287,483	$ 389
Portfolio turnover rate F	26% A	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 9.37	$ 10.25	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.094	.166	.475	.500	.540	.032
Net realized and unrealized gain (loss)	.488	(.529)	(.841)	.081	(.321)	.118
Total from investment operations	.582	(.363)	(.366)	.581	.219	.150
Distributions from net investment income	(.122)	(.227)	(.445)	(.421)	(.280)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.232)	(.707)	(.515)	(.421)	(.280)	-
Redemption fees added to paid in capital D	- I	- I	.001	- I	.001	- I
Net asset value, end of period	$ 8.65	$ 8.30	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Total Return B, C	7.14%	(2.49)%	(3.85)%	5.87%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.77%	.75%	.76%	.82%	4.55% A
Expenses net of fee waivers, if any	.75% A	.77%	.75%	.76%	.82%	.85% A
Expenses net of all reductions	.75% A	.77%	.75%	.75%	.82%	.85% A
Net investment income	2.23% A	2.24%	4.68%	4.92%	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 682,882	$ 571,760	$ 514,011	$ 311,894	$ 139,446	$ 3,248
Portfolio turnover rate F	26% A	38%	40%	19%	11%	78%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to september 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Gross unrealized appreciation	$ 306,949,050
Gross unrealized depreciation	(283,685,551)
Net unrealized appreciation (depreciation)	$ 23,263,499
Tax cost	$ 5,926,412,269

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities (TIPS), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $738,827,178 and $466,510,022, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	- %	.25%	$ 173,249	$ 6,831
Class T	- %	.25%	31,636	15,860
Class B	.65%	.25%	29,279	21,176
Class C	.75%	.25%	261,222	85,550
			$ 495,386	$ 129,417

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,369
Class T	3,975
Class B *	5,475
Class C*	2,569
$ 29,388

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 115,714.17
Class T	22,559.18
Class B	8,102.25
Class C	48,522.19
Strategic Real Return	3,220,821.13
Institutional Class	465,390.15
	$ 3,881,108

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,311 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17,030 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $22,928 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $34.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2010	Year ended September 30, 2009A
From net investment income
Class A	$ 1,593,234	$ 2,727,717
Class T	320,683	570,324
Class B	61,250	134,171
Class C	472,652	787,740
Strategic Real Return	71,427,737	120,339,069
Class F	1,067,446	2,364
Institutional Class	8,668,980	12,994,521
Total	$ 83,611,982	$ 137,555,906

Semiannual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2010	Year ended September 30, 2009A
From net realized gain
Class A	$ 1,672,439	$ 5,924,372
Class T	325,701	1,253,538
Class B	83,005	360,885
Class C	667,876	2,178,629
Strategic Real Return	63,625,267	243,192,394
Class F	2,017,809	-
Institutional Class	8,111,848	26,344,091
Total	$ 76,503,945	$ 279,253,909

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	March 31, 2010	Year ended September 30, 2009A	March 31, 2010	Year ended September 30, 2009A
Class A
Shares sold	6,999,168	5,976,185	$ 59,098,694	$ 45,357,036
Reinvestment of distributions	370,076	1,144,167	3,077,691	8,183,396
Shares redeemed	(2,125,761)	(6,861,567)	(17,932,635)	(50,424,566)
Net increase (decrease)	5,243,483	258,785	$ 44,243,750	$ 3,115,866
Class T
Shares sold	548,715	946,463	$ 4,643,958	$ 7,348,115
Reinvestment of distributions	70,645	235,649	588,027	1,688,581
Shares redeemed	(319,491)	(1,276,358)	(2,698,201)	(9,464,495)
Net increase (decrease)	299,869	(94,246)	$ 2,533,784	$ (427,799)
Class B
Shares sold	226,772	241,356	$ 1,910,606	$ 1,815,580
Reinvestment of distributions	14,631	55,823	121,769	400,507
Shares redeemed	(134,872)	(520,692)	(1,134,990)	(3,802,098)
Net increase (decrease)	106,531	(223,513)	$ 897,385	$ (1,586,011)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	March 31, 2010	Year ended September 30, 2009A	March 31, 2010	Year ended September 30, 2009A
Class C
Shares sold	2,331,012	2,162,008	$ 19,615,696	$ 16,517,340
Reinvestment of distributions	120,335	360,754	998,018	2,568,889
Shares redeemed	(810,903)	(2,555,814)	(6,802,255)	(19,089,444)
Net increase (decrease)	1,640,444	(33,052)	$ 13,811,459	$ (3,215)
Strategic Real Return
Shares sold	32,434,563	115,111,015	$ 274,649,865	$ 868,456,849
Reinvestment of distributions	16,074,514	50,268,485	133,884,159	360,374,519
Shares redeemed	(92,522,025)	(93,186,546)	(785,609,915)	(686,487,918)
Net increase (decrease)	(44,012,948)	72,192,954	$ (377,075,891)	$ 542,343,450
Class F
Shares sold	33,579,018	46,524	$ 284,226,182	$ 353,665
Reinvestment of distributions	367,306	320	3,085,255	2,364
Shares redeemed	(772,716)	(47)	(6,566,286)	(376)
Net increase (decrease)	33,173,608	46,797	$ 280,745,151	$ 355,653
Institutional Class
Shares sold	14,221,105	23,107,662	$ 120,320,509	$ 171,845,204
Reinvestment of distributions	1,978,397	5,398,380	16,468,057	38,601,750
Shares redeemed	(6,075,196)	(14,496,960)	(51,102,498)	(108,123,733)
Net increase (decrease)	10,124,306	14,009,082	$ 85,686,068	$ 102,323,221

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 12% and 17%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 72% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of March 31, 2010, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended and for the year ended September 30, 2009, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2010, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended September 30, 2009, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2010

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

RRS-F-SANN-0510
1.891879.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Strategic Real Return
Fund - Class A, Class T,
Class B and Class C

Semiannual Report

March 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic Real
Return Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class A	1.02%
Actual		$ 1,000.00	$ 1,068.90	$ 5.26
Hypothetical A		$ 1,000.00	$ 1,019.85	$ 5.14
Class T	1.03%
Actual		$ 1,000.00	$ 1,068.80	$ 5.31
Hypothetical A		$ 1,000.00	$ 1,019.80	$ 5.19
Class B	1.75%
Actual		$ 1,000.00	$ 1,065.40	$ 9.01
Hypothetical A		$ 1,000.00	$ 1,016.21	$ 8.80
Class C	1.79%
Actual		$ 1,000.00	$ 1,065.60	$ 9.22
Hypothetical A		$ 1,000.00	$ 1,016.01	$ 9.00
Strategic Real Return	.73%
Actual		$ 1,000.00	$ 1,070.00	$ 3.77
Hypothetical A		$ 1,000.00	$ 1,021.29	$ 3.68
Class F	.60%
Actual		$ 1,000.00	$ 1,070.20	$ 3.10
Hypothetical A		$ 1,000.00	$ 1,021.94	$ 3.02
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,071.40	$ 3.87
Hypothetical A		$ 1,000.00	$ 1,021.19	$ 3.78

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Holdings Distribution (% of fund's net assets)
	As of March 31, 2010	As of September 30, 2009
Commodity-Linked Notes and Related Investments*	23.7%	24.1%
Inflation-Protected Securities and Related Investments	26.3%	27.2%
Floating Rate High Yield	25.7%	25.1%
Real Estate Investments	22.9%	22.3%
Cash & Cash Equivalents	1.1%	1.2%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio may include a related investment in cash and cash equivalents to match the cash component of the DJ-UBSCITR. The value of commodity-linked notes will change directly based on the performance of the index.

Quality Diversification (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
U.S. Government and U.S. Government Agency Obligations 26.3%	U.S. Government and U.S. Government Agency Obligations 27.2%
AAA 1.1%	AAA 1.0%
AA 0.5%	AA 0.4%
A 0.4%	A 0.4%
BBB 3.3%	BBB 3.7%
BB and Below 21.2%	BB and Below 21.8%
Structured Notes (including Commodity- Linked Notes) 7.7%	Structured Notes (including Commodity- Linked Notes) 10.1%
Not Rated 6.2%	Not Rated 4.2%
Equities 15.2%	Equities 14.8%
Short-Term Investments and Net Other Assets 18.1%	Short-Term Investments and Net Other Assets 16.4%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of March 31, 2010 *		As of September 30, 2009 **
	Stocks 15.2%		Stocks 14.8%
	U.S. Government and U.S. Government Agency Obligations 26.3%		U.S. Government and U.S. Government Agency Obligations 27.2%
	Corporate Bonds 6.5%		Corporate Bonds 6.8%
	Asset-Backed Securities 0.6%		Asset-Backed Securities 0.5%
	Structured Notes (including Commodity- Linked Notes) 7.7%		Structured Notes (including Commodity- Linked Notes) 10.1%
	Floating Rate Loans 23.3%		Floating Rate Loans 22.2%
	CMOs and Other Mortgage Related Securities 2.2%		CMOs and Other Mortgage Related Securities 1.8%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 18.1%		Short-Term Investments and Net Other Assets 16.4%
* Foreign investments	3.2%	** Foreign investments	3.2%
* U.S. Treasury Inflation-Indexed Securities	26.3%	** U.S. Treasury Inflation-Indexed Securities	27.2%

Semiannual Report

Investments March 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 4.9%
		Principal Amount (c)	Value
Convertible Bonds - 1.9%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 660,000	$ 493,763
FINANCIALS - 1.9%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	1,164,000
Real Estate Investment Trusts - 1.1%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	9,089,822
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (d)		7,975,000	7,812,310
Annaly Capital Management, Inc. 4% 2/15/15		500,000	504,688
BRE Properties, Inc. 4.125% 8/15/26		8,350,000	8,292,594
CapLease, Inc. 7.5% 10/1/27 (d)		5,500,000	5,060,000
Hospitality Properties Trust 3.8% 3/15/27		5,200,000	5,200,000
Inland Real Estate Corp. 4.625% 11/15/26		6,130,000	5,946,100
ProLogis Trust:
1.875% 11/15/37		4,400,000	4,130,500
2.625% 5/15/38		500,000	471,875
The Macerich Co. 3.25% 3/15/12 (d)		4,300,000	4,117,250
United Dominion Realty Trust, Inc. 3.625% 9/15/11		8,100,000	8,059,500
Washington (REIT):
3.875% 9/15/26		4,350,000	4,317,375
3.875% 9/15/26		3,350,000	3,324,875
			66,326,889
Real Estate Management & Development - 0.8%
BioMed Realty LP 4.5% 10/1/26 (d)		4,500,000	4,477,500
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,683,000
Corporate Office Properties LP 3.5% 9/15/26 (d)		3,220,000	3,197,138
Duke Realty LP 3.75% 12/1/11 (d)		2,850,000	2,850,000
ERP Operating LP 3.85% 8/15/26		8,750,000	8,695,313
First Potomac Realty Investment LP 4% 12/15/11 (d)		2,400,000	2,352,000
Home Properties, Inc. 4.125% 11/1/26 (d)		1,900,000	1,881,000
Kilroy Realty LP 3.25% 4/15/12 (d)		5,330,000	5,090,150
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		11,550,000	11,477,813
Corporate Bonds - continued
		Principal Amount (c)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
MPT Operating Partnership LP 9.25% 4/1/13 (d)		$ 3,000,000	$ 3,252,900
SL Green Realty Corp. 3% 3/30/27 (d)		1,450,000	1,402,875
			46,359,689
TOTAL FINANCIALS			113,850,578
TOTAL CONVERTIBLE BONDS			114,344,341
Nonconvertible Bonds - 3.0%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/26 (d)		853,228	847,000
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	1,002,500
KB Home:
5.75% 2/1/14		510,000	494,700
5.875% 1/15/15		1,500,000	1,432,500
6.25% 6/15/15		5,100,000	4,896,000
9.1% 9/15/17		500,000	530,000
Lennar Corp. 5.5% 9/1/14		4,000,000	3,860,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,861,500
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,360,000
Ryland Group, Inc.:
6.875% 6/15/13		1,000,000	1,052,500
8.4% 5/15/17		250,000	273,750
Standard Pacific Corp.:
6.25% 4/1/14		2,300,000	2,121,750
7.75% 3/15/13		665,000	661,675
10.75% 9/15/16		500,000	527,500
			23,074,375
Specialty Retail - 0.1%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (d)		2,510,000	2,820,613
TOTAL CONSUMER DISCRETIONARY			26,741,988
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - 2.4%
Commercial Banks - 0.0%
CapitalSource, Inc. 12.75% 7/15/14 (d)		$ 500,000	$ 573,150
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16 (d)		1,500,000	1,443,750
Sunwest Management, Inc. 7.9726% 2/10/15		3,616,506	2,531,554
			3,975,304
Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.:
5.5% 1/15/12		527,000	555,286
6.625% 9/15/11		668,000	714,616
Camden Property Trust 5% 6/15/15		1,400,000	1,394,607
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		700,000	707,258
6.25% 6/15/14		1,170,000	1,207,504
Developers Diversified Realty Corp.:
4.625% 8/1/10		1,600,000	1,603,224
5.375% 10/15/12		2,000,000	1,997,768
7.5% 7/15/18		2,970,000	2,909,932
9.625% 3/15/16		2,780,000	3,109,744
DuPont Fabros Technology LP 8.5% 12/15/17 (d)		920,000	947,600
Equity One, Inc.:
5.375% 10/15/15		500,000	484,626
6% 9/15/16		1,000,000	980,931
6.25% 12/15/14		1,000,000	1,025,036
6.25% 1/15/17		1,000,000	986,450
Federal Realty Investment Trust:
5.65% 6/1/16		700,000	699,524
5.95% 8/15/14		1,000,000	1,067,796
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	708,866
5.65% 12/15/13		1,025,000	1,071,442
6% 3/1/15		1,500,000	1,538,439
6% 1/30/17		1,000,000	996,064
6.3% 9/15/16		4,750,000	4,827,344
7.072% 6/8/15		500,000	535,611
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	2,396,549
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	488,312
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.: - continued
6.5% 1/17/17		$ 625,000	$ 641,197
HMB Capital Trust V 3.857% 12/15/36 (b)(d)(e)		4,300,000	430
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,436,817
6.7% 1/15/18		1,000,000	987,352
6.75% 2/15/13		1,250,000	1,309,885
7.875% 8/15/14		500,000	536,964
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,046,340
iStar Financial, Inc. 5.95% 10/15/13		3,495,000	2,761,050
Kimco Realty Corp. 5.783% 3/15/16		550,000	567,361
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,051,508
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	1,997,658
6.25% 2/1/13		2,000,000	2,129,746
6.5% 7/15/11		4,000,000	4,134,720
Omega Healthcare Investors, Inc.:
7% 4/1/14		6,050,000	6,034,875
7% 1/15/16		2,298,000	2,298,000
7.5% 2/15/20 (d)		1,000,000	1,025,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,768,655
Potlatch Corp. 7.5% 11/1/19 (d)		1,000,000	1,017,500
Reckson Operating Partnership LP 7.75% 3/16/20 (d)		1,000,000	1,020,000
Senior Housing Properties Trust 8.625% 1/15/12		6,900,000	7,176,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	3,157,512
7.75% 2/22/11		1,000,000	1,037,821
UDR, Inc. 5.5% 4/1/14		2,000,000	2,048,161
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		500,000	500,685
6.05% 6/1/13		2,500,000	2,613,855
Weingarten Realty Investors:
4.857% 1/15/14		1,000,000	998,022
5.263% 5/15/12		1,000,000	1,038,038
			84,289,681
Real Estate Management & Development - 0.9%
AMB Property LP:
5.9% 8/15/13		600,000	622,075
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
AMB Property LP: - continued
6.3% 6/1/13		$ 2,000,000	$ 2,114,210
Arden Realty LP 5.2% 9/1/11		500,000	521,398
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,506,732
5.75% 4/1/12		1,000,000	1,027,286
6% 4/1/16		1,000,000	976,892
7.5% 5/15/15		500,000	538,034
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,120,000
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,236,251
6.25% 6/15/14		1,595,000	1,582,636
6.875% 8/15/12		1,000,000	1,033,750
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,414,335
Duke Realty LP:
5.625% 8/15/11		680,000	704,567
6.25% 5/15/13		750,000	791,745
7.375% 2/15/15		500,000	539,955
ERP Operating LP 5.2% 4/1/13		1,900,000	1,972,080
First Industrial LP 5.75% 1/15/16		1,000,000	824,434
Forest City Enterprises, Inc.:
6.5% 2/1/17		703,000	565,915
7.625% 6/1/15		800,000	744,000
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,058,643
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	2,025,000
9% 5/15/17 (d)		750,000	817,500
Liberty Property LP:
5.125% 3/2/15		1,440,000	1,429,229
6.375% 8/15/12		2,680,000	2,850,863
Post Apartment Homes LP:
5.45% 6/1/12		714,000	741,474
6.3% 6/1/13		1,000,000	1,051,422
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,009,004
5.875% 6/15/17		600,000	598,987
Simon Property Group LP 6.75% 5/15/14		800,000	875,252
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (d)		1,000,000	1,037,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP:
6.5% 6/1/16		$ 660,000	$ 669,900
6.5% 6/1/16		5,570,000	5,653,550
6.625% 10/15/14		9,020,000	9,200,400
7.125% 6/1/15		1,147,000	1,187,145
			55,042,164
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (b)(d)		4,750,000	1,721,875
TOTAL FINANCIALS			145,602,174
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,368,250
Sun Healthcare Group, Inc. 9.125% 4/15/15		3,490,000	3,594,700
			4,962,950
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,088,722
TOTAL NONCONVERTIBLE BONDS			179,395,834
TOTAL CORPORATE BONDS (Cost $264,581,341)			293,740,175
U.S. Treasury Inflation Protected Obligations - 26.3%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		61,018,390	58,088,058
2% 1/15/26		98,164,828	98,006,866
2.375% 1/15/25		88,615,306	93,097,328
2.5% 1/15/29		73,163,375	77,744,559
3.625% 4/15/28		30,944,298	37,905,891
3.875% 4/15/29		34,662,348	44,161,272
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		61,503,600	62,750,015
1.25% 4/15/14		28,665,560	29,676,522
1.375% 7/15/18		25,118,750	25,184,304
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
1.375% 1/15/20		$ 6,011,580	$ 5,906,086
1.625% 1/15/15		73,210,199	76,604,271
1.625% 1/15/18		43,023,136	44,063,066
1.875% 7/15/13		72,997,980	77,363,571
1.875% 7/15/15		63,090,730	66,913,556
1.875% 7/15/19		33,486,090	34,599,067
2% 4/15/12		47,406,768	49,701,211
2% 1/15/14		79,952,367	84,996,290
2% 7/15/14		72,586,505	77,324,041
2% 1/15/16		59,330,091	63,035,879
2.125% 1/15/19		26,237,900	27,708,603
2.125% 2/15/40		27,065,340	26,949,886
2.375% 4/15/11		65,713,116	67,856,251
2.375% 1/15/17		45,392,133	49,107,005
2.375% 1/15/27		74,668,715	78,049,191
2.5% 7/15/16		56,324,625	61,637,780
2.625% 7/15/17		47,042,550	51,803,708
3% 7/15/12		72,983,241	78,705,604
3.375% 1/15/12		20,096,529	21,530,877
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,500,835,850)			1,570,470,758
Asset-Backed Securities - 0.6%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (d)		1,643,000	1,453,028
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	1,202,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6051% 3/23/19 (d)(e)		2,641,902	1,822,912
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.5988% 1/20/40 (d)(e)		3,845,722	3,345,778
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (d)		5,000,000	4,862,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4988% 1/20/37 (d)(e)		2,119,151	1,207,916
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (d)		2,478,796	1,611,218
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,077,835
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,587,656
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (d)		$ 181,452	$ 0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	1,476,600
Class B2, 1.6378% 12/28/35 (d)(e)		2,110,000	1,244,900
Class D, 9% 12/28/35 (d)		500,000	128,700
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,100,000	275,000
Crest Ltd. Series 2002-IGA Class A, 0.6988% 7/28/17 (d)(e)		1,481,437	1,374,033
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6169% 11/28/39 (d)(e)		850,000	59,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8961% 9/25/46 (d)(e)		753,857	75,386
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	1
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	1,362,618
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,900,000	1,620,711
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9269% 8/28/38 (d)(e)		4,410,000	2,557,800
Class C1B, 7.696% 8/28/38 (d)		1,189,000	622,204
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (d)		4,990,530	4,241,950
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		491,414	180,912
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8991% 2/5/36 (d)(e)		278,845	28
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (d)		1,055,000	1,002,250
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7835% 9/25/26 (d)(e)		3,000,000	180,000
Series 2006-1A:
Class A2A, 0.5035% 9/25/26 (d)(e)		3,000,000	2,244,375
Class F, 1.4335% 9/25/26 (d)(e)		2,250,000	112,500
Class G, 1.6335% 9/25/26 (d)(e)		1,530,000	61,200
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wachovia Ltd./Wachovia LLC: - continued
Class H, 1.9335% 9/25/26 (d)(e)		$ 4,300,000	$ 150,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2013% 11/21/40 (d)(e)		1,500,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $53,740,390)			37,187,011
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.44% 3/15/22 (d)(e)		8,887,979	8,528,669
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.41% 6/15/22 (d)(e)		2,750,000	2,304,061
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	41
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(e)		136,794	20,459
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7062% 1/25/19 (d)(e)		74,305	16,808
Class B4, 4.7062% 1/25/19 (d)(e)		148,611	46,574
FREMF Mortgage Trust Series 2010-K6 Class B, 5.357% 12/26/46 (d)(e)		1,000,000	876,437
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.73% 6/15/22 (d)(e)		6,747,489	5,785,972
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		2,082,000	2,056,412
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.48% 12/15/37 (d)(e)		456,153	27,917
Series 2006-B Class B6, 1.93% 7/15/38 (d)(e)		923,296	25,483
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.33% 9/10/37 (d)(e)		139,501	11,816
Series 2005-D Class B7, 4.48% 12/15/37 (d)(e)		273,692	20,527
Series 2006-A Class B7, 3.73% 3/15/38 (d)(e)		705,005	32,853
Series 2006-B Class B7, 4.08% 7/15/38 (d)(e)		923,296	34,531
Series 2007-A Class BB, 3.58% 2/15/39 (d)(e)		783,562	11,048
SBA CMBS Trust Series 2006-1A:
Class E, 6.174% 11/15/36 (d)		96,000	99,576
Class G, 6.904% 11/15/36 (d)		76,000	79,686
Class H, 7.389% 11/15/36 (d)		37,000	38,795
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,638,054)			20,017,665
Commercial Mortgage Securities - 1.9%
		Principal Amount (c)	Value
American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		$ 4,800,000	$ 5,026,800
Banc of America Commercial Mortgage, Inc. sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	3,786,674
Series 2005-1 Class A3, 4.877% 11/10/42		537,678	537,307
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.23% 3/15/22 (d)(e)		900,000	360,000
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (d)		2,000,000	1,621,465
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (d)(e)	CAD	1,605,000	712,016
Class G, 5.01% 5/15/44 (d)(e)	CAD	351,000	136,567
Class H, 5.01% 5/15/44 (d)(e)	CAD	235,000	81,034
Class J, 5.01% 5/15/44 (d)(e)	CAD	235,000	73,985
Class K, 5.01% 5/15/44 (d)(e)	CAD	118,000	32,611
Class L, 5.01% 5/15/44 (d)(e)	CAD	421,000	102,877
Class M, 5.01% 5/15/44 (d)(e)	CAD	1,927,737	425,431
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/14/34 (d)		1,475,000	1,499,672
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (e)		1,500,000	1,632,999
Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,600,502
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.49% 5/15/23 (d)(e)		2,000,000	1,895,402
Class D, 0.7% 5/15/23 (d)(e)		1,250,000	1,135,151
Series 2006-HC1A:
Class A1, 0.42% 5/15/23 (d)(e)		4,009,408	3,867,523
Class K, 1.7073% 5/15/23 (d)(e)		3,757,000	2,987,492
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	200,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (d)		2,500,000	2,646,250
Class E, 6.0652% 11/15/36 (d)		1,200,000	1,266,456
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,802,456
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2258% 6/10/31 (d)(e)		2,500,000	2,657,202
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (d)		1,000,000	984,722
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		8,185,000	6,957,250
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		$ 1,430,000	$ 1,418,558
Series 2002-1A Class H, 7.1583% 12/10/35 (d)(e)		1,277,000	1,167,680
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	3,010,500
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (e)		996,276	1,036,543
Class G, 6.75% 4/15/29 (e)		1,352,000	1,237,161
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		3,070,000	2,985,128
Series 1999-C3:
Class G, 6.974% 8/15/36 (d)		1,473,556	1,472,698
Class J, 6.974% 8/15/36 (d)		2,720,000	2,712,904
Series 2000-C1:
Class H, 7% 3/15/33 (d)		1,190,000	1,144,622
Class K, 7% 3/15/33		1,000,000	749,817
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (d)		1,000,000	969,101
Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,141,000	1,061,202
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5284% 3/1/20 (d)(e)		2,800,000	2,240,000
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2009-IWST Class D, 7.443% 12/1/27 (d)		2,250,000	2,162,947
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.41% 2/15/19 (d)(e)		2,560,362	2,483,496
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		2,066,000	2,062,623
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (d)		1,000,000	1,020,000
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		215,048	215,573
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (d)		2,630,000	2,261,800
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (d)		1,350,000	1,175,985
Class I11, 7.72% 2/26/28 (d)		751,000	614,093
Class I12, 7.72% 2/26/28 (d)		750,000	588,450
Class I9, 7.72% 2/26/28 (d)		1,149,200	1,068,066
Merrill Lynch Mortgage Investors Trust Series 2001-HRPA Class H, 6.778% 2/3/16 (d)		2,000,000	1,980,000
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		$ 600,000	$ 36,000
Class F, 10.813% 5/20/44 (d)		400,000	16,000
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		4,703,654	4,374,399
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	4,166,846
Series 2005-HQ7 Class E, 5.2077% 11/14/42 (e)		1,425,000	798,000
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	3,400,000
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (d)		3,523,134	3,296,333
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		1,003,807	774,136
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)		847,095	846,078
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,150,000	1,198,588
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (d)		1,751,707	1,756,086
Series 1997-LLI Class F, 7.3% 10/12/34 (d)		1,190,000	1,196,431
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,907,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.805% 7/15/24 (d)(e)		1,800,000	342,380
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	2,856,641
Series 2005-C20 Class A3SF, 0.3588% 7/15/42 (e)		3,405,238	3,203,629
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $111,746,251)			111,037,338
Common Stocks - 13.4%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	67,000	3,124,880
Household Durables - 0.1%
Lennar Corp. Class A	54,900	944,829
M/I Homes, Inc. (a)	32,100	470,265
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Group, Inc. (a)	182,797	$ 2,056,466
Stanley Martin Communities LLC Class B (a)	6,300	1,897,875
		5,369,435
TOTAL CONSUMER DISCRETIONARY		8,494,315
FINANCIALS - 12.7%
Capital Markets - 0.0%
HFF, Inc. (a)	119,400	887,142
Real Estate Investment Trusts - 12.1%
Acadia Realty Trust (SBI)	1,209,744	21,606,028
Alexandria Real Estate Equities, Inc.	234,667	15,863,489
AMB Property Corp. (SBI)	203,100	5,532,444
American Campus Communities, Inc.	73,500	2,033,010
Annaly Capital Management, Inc.	253,800	4,360,284
Anworth Mortgage Asset Corp.	130,000	876,200
Apartment Investment & Management Co. Class A	1,042,317	19,189,056
Associated Estates Realty Corp.	254,600	3,510,934
AvalonBay Communities, Inc.	136,516	11,788,157
Boston Properties, Inc.	222,600	16,792,944
Brandywine Realty Trust (SBI)	652,887	7,971,750
Camden Property Trust (SBI)	86,968	3,620,478
CapLease, Inc.	107,400	596,070
CBL & Associates Properties, Inc.	1,203,738	16,491,211
Cedar Shopping Centers, Inc.	480,700	3,802,337
Chesapeake Lodging Trust (a)	300	5,841
Corporate Office Properties Trust (SBI)	327,318	13,135,271
Cypress Sharpridge Investments, Inc.	330,641	4,423,977
Cypress Sharpridge Investments, Inc. (d)	208,316	2,787,268
Developers Diversified Realty Corp.	741,921	9,029,179
DiamondRock Hospitality Co.	1,699,359	17,180,519
Digital Realty Trust, Inc.	425,100	23,040,420
Duke Realty LP	307,100	3,808,040
Education Realty Trust, Inc.	1,104,489	6,339,767
Equity Lifestyle Properties, Inc.	180,400	9,719,952
Equity One, Inc.	32,800	619,592
Equity Residential (SBI)	622,661	24,377,178
Essex Property Trust, Inc.	180,804	16,263,320
Federal Realty Investment Trust (SBI)	21,100	1,536,291
First Industrial Realty Trust, Inc. (a)	486,400	3,774,464
Franklin Street Properties Corp.	43,300	624,819
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Government Properties Income Trust	77,404	$ 2,013,278
HCP, Inc.	811,333	26,773,989
Health Care REIT, Inc.	25,100	1,135,273
Healthcare Realty Trust, Inc.	328,091	7,641,239
Highwoods Properties, Inc. (SBI)	551,200	17,489,576
Home Properties, Inc.	8,400	393,120
Host Hotels & Resorts, Inc.	770,149	11,282,683
Kimco Realty Corp.	914,220	14,298,401
Kite Realty Group Trust	284,174	1,344,143
Lexington Corporate Properties Trust	167,100	1,087,821
MFA Financial, Inc.	2,160,646	15,902,355
Mid-America Apartment Communities, Inc.	155,762	8,066,914
National Health Investors, Inc.	119,927	4,648,371
National Retail Properties, Inc.	130,300	2,974,749
Nationwide Health Properties, Inc.	106,400	3,739,960
Omega Healthcare Investors, Inc.	176,300	3,436,087
Pebblebrook Hotel Trust (a)	54,200	1,139,826
Piedmont Office Realty Trust, Inc. Class A	151,700	3,011,245
Post Properties, Inc.	77,900	1,715,358
ProLogis Trust	2,618,273	34,561,204
Public Storage	473,820	43,586,702
Redwood Trust, Inc.	153,400	2,365,428
Regency Centers Corp.	117,300	4,395,231
Simon Property Group, Inc.	883,551	74,129,929
SL Green Realty Corp.	472,300	27,048,621
Sun Communities, Inc.	132,300	3,333,960
Sunstone Hotel Investors, Inc. (a)	2,102,994	23,490,443
The Macerich Co.	407,025	15,593,128
Two Harbors Investment Corp.	114,400	1,041,040
U-Store-It Trust	629,508	4,532,458
UDR, Inc.	90,139	1,590,052
Ventas, Inc.	996,680	47,322,366
Vornado Realty Trust	528,528	40,009,570
Winthrop Realty Trust	41,892	504,380
		722,299,190
Real Estate Management & Development - 0.6%
Brookfield Properties Corp.	591,800	9,120,305
CB Richard Ellis Group, Inc. Class A (a)	1,119,949	17,751,192
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc. Class A (a)	554,743	$ 7,993,847
The St. Joe Co. (a)	52,900	1,711,315
		36,576,659
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(d)	72,059	721
TOTAL FINANCIALS		759,763,712
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	331,002	6,894,772
Capital Senior Living Corp. (a)	278,100	1,462,806
Emeritus Corp. (a)	751,435	15,291,702
Sunrise Senior Living, Inc. (a)	336,951	1,725,189
		25,374,469
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	59,100	2,675,457
TOTAL COMMON STOCKS (Cost $761,105,006)		796,307,953
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	120,000	2,385,000
Lexington Corporate Properties Trust Series C 6.50%	72,500	2,727,813
Simon Property Group, Inc. 6.00%	25,900	1,841,490
		6,954,303
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (d)	34,800	5,115,600
12.00% (a)(d)	10,400	1,528,800
		6,644,400
TOTAL FINANCIALS		13,598,703
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 1.5%
FINANCIALS - 1.5%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	$ 25,925
Red Lion Hotels Capital Trust 9.50%	138,465	3,324,545
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	3,040
		3,353,510
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,346,060
AMB Property Corp. Series O, 7.00%	1,000	23,680
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	41
Series B, 9.25% (a)	233,544	140
Annaly Capital Management, Inc. Series A, 7.875%	205,500	5,131,335
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,402,250
Apartment Investment & Management Co.:
Series G, 9.375%	72,500	1,842,225
Series T, 8.00%	80,000	1,936,000
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	487,000
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	222,600
7.375%	25,000	533,250
Cedar Shopping Centers, Inc. 8.875%	50,500	1,231,695
CenterPoint Properties Trust Series D, 5.377%	5,280	2,402,400
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	2,161,425
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,833,984
Series B, 7.50%	43,159	948,203
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	965,608
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,310,300
Series B, 7.875%	36,100	894,919
Duke Realty LP:
8.375%	127,129	3,251,960
Series L, 6.60%	5,334	115,534
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	14,260
Equity Residential (depositary shares) Series N, 6.48%	21,200	494,596
Health Care REIT, Inc. Series F, 7.625%	50,000	1,235,000
HomeBanc Mortgage Corp. Series A, 0.00% (a)	213,315	1,280
Hospitality Properties Trust:
Series B, 8.875%	227,090	5,745,377
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust: - continued
Series C, 7.00%	74,798	$ 1,676,223
Host Hotels & Resorts, Inc. Series E, 8.875%	2,100	52,941
HRPT Properties Trust Series B, 8.75%	11,666	295,733
Innkeepers USA Trust Series C, 8.00% (a)	198,000	261,360
Kimco Realty Corp. Series G, 7.75%	168,000	4,245,360
LaSalle Hotel Properties:
Series B, 8.375%	9,550	234,739
Series E, 8.00%	91,400	2,172,578
Series G, 7.25%	87,640	1,909,676
LBA Realty Fund II Series B, 7.625% (a)	146,695	2,200,425
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,403,028
Lexington Realty Trust 7.55%	32,300	718,675
LTC Properties, Inc. Series F, 8.00%	98,800	2,473,952
MFA Financial, Inc. Series A, 8.50%	378,300	9,340,227
Mid-America Apartment Communities, Inc. Series H, 8.30%	56,100	1,441,770
Omega Healthcare Investors, Inc. Series D, 8.375%	78,200	2,026,162
ProLogis Trust Series C, 8.54%	19,500	932,344
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	349,443
Series P, 6.70%	65,000	1,430,000
Public Storage:
(depositary shares)	500	12,600
Series I, 7.25%	31,655	803,404
Series K, 7.25%	80,000	2,016,000
Series L, 6.75%	10,000	241,400
Series N, 7.00%	40,000	998,800
Realty Income Corp. 6.75%	4,500	111,465
Regency Centers Corp. 7.25%	31,125	738,908
Saul Centers, Inc.:
8.00%	45,000	1,076,850
Series B (depositary shares) 9.00%	20,000	504,400
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	$ 1,037,250
Weingarten Realty Investors (SBI) Series F, 6.50%	92,546	1,998,994
		83,235,829
TOTAL FINANCIALS		86,589,339
TOTAL PREFERRED STOCKS (Cost $116,203,053)		100,188,042
Floating Rate Loans - 0.2%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (b)(e)	$ 3,000,000	1,050,000
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.25% 10/27/13 (e)	492,702	470,530
TOTAL CONSUMER DISCRETIONARY		1,520,530
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Pilot Travel Centers LLC Tranche B, term loan 11/24/15 (e)	500,000	503,750
TowerCo Finance LLC term loan 6% 11/24/14 (e)	189,525	191,420
		695,170
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche C, term loan 2.73% 12/14/12 (e)	954,463	892,423
Spirit Finance Corp. term loan 3.2488% 8/1/13 (e)	1,000,000	775,000
		1,667,423
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.231% 10/10/13 (e)	797,253	703,575
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche 2LN, term loan 13.5% 10/15/17	$ 1,500,000	$ 1,657,500
Tranche B, term loan 3.2507% 10/10/13 (e)	2,961,224	2,613,280
		4,974,355
TOTAL FINANCIALS		7,336,948
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Skilled Healthcare Group, Inc. Tranche 1LN, term loan 2.2479% 6/15/12 (e)	962,121	953,703
TOTAL FLOATING RATE LOANS (Cost $11,901,591)		9,811,181
Commodity-Linked Notes - 7.7%

AB Svensk Exportkredit:
Note, three-month U.S. dollar LIBOR minus .27% due 11/18/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	22,452,648
Note, three-month U.S. dollar LIBOR minus .27% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,500,000	39,197,798
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .35% due 4/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	16,700,000	22,309,236
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,000,000	40,527,839
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/20/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	21,026,723
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Credit Suisse New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 10,200,000	$ 9,607,778
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 1/19/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,300,000	11,416,674
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,500,000	8,232,723
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/23/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,000,000	9,934,227
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/8/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,500,000	9,849,211
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 4/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,400,000	10,925,557
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,600,000	9,264,374
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/25/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	17,000,000	14,635,428
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/28/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,000,000	18,127,688
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/1/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,000,000	13,258,776
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	9,441,418
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 2,000,000	$ 1,941,285
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,000,000	4,675,663
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	30,000,000	27,174,271
Morgan Stanley Medium Term Note, three-month U.S. dollar LIBOR minus .05% due 12/21/2010:
(indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,200,000	8,310,953
(indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	17,000,000	15,423,206
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 12/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,400,000	20,478,484
Note, one-month U.S. dollar LIBOR due 3/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	54,500,000	46,954,082
Note, one-month U.S. dollar LIBOR due 7/7/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,350,000	6,359,915
UBS AG Jersey Branch:
Note, one-month U.S. dollar LIBOR minus .14% due 11/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	12,400,000	11,749,889
Note, one-month U.S. dollar LIBOR minus .14% due 12/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,800,000	9,439,235
Note, one-month U.S. dollar LIBOR minus .14% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,300,000	8,416,099
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
UBS AG Jersey Branch: - continued
Note, one-month U.S. dollar LIBOR minus .14% due 6/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 15,000,000	$ 18,180,358
Note, one-month U.S. dollar LIBOR minus .14% due 8/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	12,115,375
TOTAL COMMODITY-LINKED NOTES (Cost $476,650,000)		461,426,913
Fixed-Income Funds - 25.7%
	Shares
Fidelity Floating Rate Central Fund (f) (Cost $1,526,311,905)	15,869,891	1,531,920,578
Preferred Securities - 0.0%
	Principal Amount (c)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	$ 1,200,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)(e)	500,000	65,700
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)(e)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)(e)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (d)	2,200,000	0
		65,717
TOTAL PREFERRED SECURITIES (Cost $7,430,007)		65,717
Money Market Funds - 17.1%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (g) (Cost $1,017,502,437)	1,017,502,437	$ 1,017,502,437
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $5,870,645,885)		5,949,675,768
NET OTHER ASSETS - 0.2%		14,742,925
NET ASSETS - 100%		$ 5,964,418,693
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $669,074,826 or 11.2% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Security is linked to the Dow Jones-UBS Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 892,651
Fidelity Floating Rate Central Fund	28,345,160
Total	$ 29,237,811
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,415,350,664	$ 80,079,840	$ 55,029,546	$ 1,531,920,578	55.7%
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,494,315	$ 6,596,440	$ -	$ 1,897,875
Financials	859,951,754	840,798,540	16,748,772	2,404,442
Health Care	25,374,469	25,374,469	-	-
Materials	2,675,457	2,675,457	-	-
Corporate Bonds	293,740,175	-	288,639,316	5,100,859
U.S. Government and Government Agency Obligations	1,570,470,758	-	1,570,470,758	-
Asset-Backed Securities	37,187,011	-	17,738,188	19,448,823
Collateralized Mortgage Obligations	20,017,665	-	19,997,165	20,500
Commercial Mortgage Securities	111,037,338	-	98,401,494	12,635,844
Floating Rate Loans	9,811,181	-	9,811,181	-
Commodity-Linked Notes	461,426,913	-	461,426,913	-
Fixed-Income Funds	1,531,920,578	1,531,920,578	-	-
Preferred Securities	65,717	-	-	65,717
Money Market Funds	1,017,502,437	1,017,502,437	-	-
Total Investments in Securities:	$ 5,949,675,768	$ 3,424,867,921	$ 2,483,233,787	$ 41,574,060
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 44,731,977
Total Realized Gain (Loss)	(296,835)
Total Unrealized Gain (Loss)	3,979,555
Cost of Purchases	8,546,392
Proceeds of Sales	(3,659,471)
Amortization/Accretion	747,619
Transfers in to Level 3	163
Transfers out of Level 3	(12,475,340)
Ending Balance	$ 41,574,060
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ 2,723,736

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $721,426,979 of which $1,056,822 and $720,370,157 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $417,538,077 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,326,831,543)	$ 3,400,252,753
Fidelity Central Funds (cost $2,543,814,342)	2,549,423,015
Total Investments (cost $5,870,645,885)		$ 5,949,675,768
Cash		1,819,290
Foreign currency held at value (cost $21,446)		21,446
Receivable for investments sold		4,627,504
Receivable for fund shares sold		10,688,717
Dividends receivable		2,949,069
Interest receivable		13,304,216
Distributions receivable from Fidelity Central Funds		4,934,477
Prepaid expenses		9,639
Other receivables		13,385
Total assets		5,988,043,511

Liabilities
Payable for investments purchased	$ 7,224,486
Payable for fund shares redeemed	12,637,727
Accrued management fee	2,814,348
Distribution fees payable	93,244
Other affiliated payables	760,181
Other payables and accrued expenses	94,832
Total liabilities		23,624,818

Net Assets		$ 5,964,418,693
Net Assets consist of:
Paid in capital		$ 6,743,733,101
Undistributed net investment income		44,360,921
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(902,688,386)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		79,013,057
Net Assets		$ 5,964,418,693

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2010

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($162,817,637 ÷ 18,871,153 shares)	$ 8.63

Maximum offering price per share (100/96.00 of $8.63)	$ 8.99
Class T: Net Asset Value and redemption price per share ($27,056,070 ÷ 3,132,262 shares)	$ 8.64

Maximum offering price per share (100/96.00 of $8.64)	$ 9.00
Class B: Net Asset Value and offering price per share ($7,154,163 ÷ 830,635 shares) A	$ 8.61

Class C: Net Asset Value and offering price per share ($60,629,659 ÷ 7,068,334 shares) A	$ 8.58

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,736,395,998 ÷ 546,874,285 shares)	$ 8.66

Class F: Net Asset Value, offering price and redemption price per share ($287,482,675 ÷ 33,220,405 shares)	$ 8.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($682,882,491 ÷ 78,970,052 shares)	$ 8.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2010

Investment Income
Dividends		$ 15,680,919
Interest		34,321,340
Inflation principal income		8,688,385
Income from Fidelity Central Funds		29,237,811
Total income		87,928,455

Expenses
Management fee	$ 16,764,701
Transfer agent fees	3,881,108
Distribution fees	495,386
Accounting fees and expenses	702,167
Custodian fees and expenses	35,523
Independent trustees' compensation	9,625
Registration fees	78,465
Audit	101,589
Legal	20,971
Miscellaneous	46,343
Total expenses before reductions	22,135,878
Expense reductions	(22,962)	22,112,916
Net investment income		65,815,539
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	335,184,383
Fidelity Central Funds	7,801,719
Foreign currency transactions	(46,597)
Total net realized gain (loss)		342,939,505
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,772,824)
Assets and liabilities in foreign currencies	(585)
Total change in net unrealized appreciation (depreciation)		(8,773,409)
Net gain (loss)		334,166,096
Net increase (decrease) in net assets resulting from operations		$ 399,981,635

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 65,815,539	$ 103,699,577
Net realized gain (loss)	342,939,505	(809,610,013)
Change in net unrealized appreciation (depreciation)	(8,773,409)	555,858,738
Net increase (decrease) in net assets resulting from operations	399,981,635	(150,051,698)
Distributions to shareholders from net investment income	(83,611,982)	(137,555,906)
Distributions to shareholders from net realized gain	(76,503,945)	(279,253,909)
Total distributions	(160,115,927)	(416,809,815)
Share transactions - net increase (decrease)	50,841,706	646,121,165
Redemption fees	61,008	143,023
Total increase (decrease) in net assets	290,768,422	79,402,675

Net Assets
Beginning of period	5,673,650,271	5,594,247,596
End of period (including undistributed net investment income of $44,360,921 and undistributed net investment income of $62,157,364, respectively)	$ 5,964,418,693	$ 5,673,650,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 9.36	$ 10.23	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.082	.146	.444	.473	.524	.031
Net realized and unrealized gain (loss)	.479	(.528)	(.820)	.077	(.329)	.119
Total from investment operations	.561	(.382)	(.376)	.550	.195	.150
Distributions from net investment income	(.111)	(.208)	(.424)	(.400)	(.266)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.221)	(.688)	(.494)	(.400)	(.266)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.001	- J
Net asset value, end of period	$ 8.63	$ 8.29	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Total Return B, C, D	6.89%	(2.73)%	(3.96)%	5.55%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.02% A	1.03%	1.01%	1.01%	1.02%	4.71% A
Expenses net of fee waivers, if any	1.02% A	1.03%	1.01%	1.01%	1.00%	1.00% A
Expenses net of all reductions	1.02% A	1.03%	1.01%	1.01%	.99%	1.00% A
Net investment income	1.96% A	1.98%	4.43%	4.66%	5.24%	4.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 162,818	$ 112,929	$ 125,074	$ 25,406	$ 13,335	$ 3,405
Portfolio turnover rate G	26% A	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 9.36	$ 10.24	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.082	.144	.449	.476	.517	.030
Net realized and unrealized gain (loss)	.479	(.521)	(.843)	.082	(.325)	.120
Total from investment operations	.561	(.377)	(.394)	.558	.192	.150
Distributions from net investment income	(.111)	(.203)	(.417)	(.398)	(.263)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.221)	(.683)	(.487)	(.398)	(.263)	-
Redemption fees added to paid in capital E	- J	-J	.001	-J	.001	-J
Net asset value, end of period	$ 8.64	$ 8.30	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Total Return B, C, D	6.88%	(2.69)%	(4.12)%	5.64%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.03% A	1.07%	1.01%	1.00%	1.05%	4.81% A
Expenses net of fee waivers, if any	1.03% A	1.07%	1.01%	1.00%	1.05%	1.10% A
Expenses net of all reductions	1.03% A	1.07%	1.01%	1.00%	1.05%	1.10% A
Net investment income	1.95% A	1.95%	4.42%	4.67%	5.19%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,056	$ 23,500	$ 27,405	$ 27,709	$ 22,825	$ 3,284
Portfolio turnover rate G	26% A	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.27	$ 9.34	$ 10.21	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.052	.093	.376	.405	.450	.025
Net realized and unrealized gain (loss)	.481	(.536)	(.824)	.072	(.318)	.115
Total from investment operations	.533	(.443)	(.448)	.477	.132	.140
Distributions from net investment income	(.083)	(.147)	(.353)	(.327)	(.213)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.193)	(.627)	(.423)	(.327)	(.213)	-
Redemption fees added to paid in capital E	- J	-J	.001	-J	.001	-J
Net asset value, end of period	$ 8.61	$ 8.27	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Total Return B, C, D	6.54%	(3.53)%	(4.63)%	4.81%	1.33%	1.40%
Ratios to Average Net Assets F , I
Expenses before reductions	1.75% A	1.76%	1.71%	1.69%	1.74%	5.47% A
Expenses net of fee waivers, if any	1.75% A	1.75%	1.71%	1.69%	1.74%	1.75% A
Expenses net of all reductions	1.75% A	1.75%	1.71%	1.69%	1.73%	1.75% A
Net investment income	1.23% A	1.27%	3.72%	3.98%	4.49%	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,154	$ 5,992	$ 8,847	$ 6,828	$ 6,002	$ 3,253
Portfolio turnover rate G	26% A	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 9.31	$ 10.19	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.050	.088	.366	.392	.437	.024
Net realized and unrealized gain (loss)	.483	(.532)	(.826)	.080	(.323)	.116
Total from investment operations	.533	(.444)	(.460)	.472	.114	.140
Distributions from net investment income	(.083)	(.146)	(.350)	(.322)	(.215)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.193)	(.626)	(.420)	(.322)	(.215)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.001	- J
Net asset value, end of period	$ 8.58	$ 8.24	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Total Return B, C, D	6.56%	(3.55)%	(4.77)%	4.77%	1.15%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79% A	1.83%	1.80%	1.81%	1.86%	5.56% A
Expenses net of fee waivers, if any	1.79% A	1.83%	1.80%	1.81%	1.85%	1.85% A
Expenses net of all reductions	1.79% A	1.83%	1.80%	1.81%	1.84%	1.85% A
Net investment income	1.19% A	1.19%	3.63%	3.86%	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,630	$ 44,744	$ 50,837	$ 24,175	$ 16,528	$ 3,467
Portfolio turnover rate G	26% A	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 9.39	$ 10.26	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.095	.166	.479	.504	.544	.028
Net realized and unrealized gain (loss)	.477	(.529)	(.834)	.079	(.317)	.122
Total from investment operations	.572	(.363)	(.355)	.583	.227	.150
Distributions from net investment income	(.122)	(.227)	(.446)	(.423)	(.278)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.232)	(.707)	(.516)	(.423)	(.278)	-
Redemption fees added to paid in capital D	- I	-I	.001	-I	.001	-I
Net asset value, end of period	$ 8.66	$ 8.32	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Total Return B, C	7.00%	(2.48)%	(3.73)%	5.89%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.73% A	.77%	.73%	.74%	.80%	4.41% A
Expenses net of fee waivers, if any	.73% A	.77%	.73%	.74%	.80%	.85% A
Expenses net of all reductions	.73% A	.77%	.73%	.73%	.79%	.85% A
Net investment income	2.25% A	2.25%	4.70%	4.94%	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,736,396	$ 4,914,336	$ 4,868,074	$ 4,214,434	$ 2,694,765	$ 21,867
Portfolio turnover rate F	26% A	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended March 31,	Year ended September 30,
	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 7.63
Income from Investment Operations
Net investment income D	.099	.065
Net realized and unrealized gain (loss)	.474	.676 G
Total from investment operations	.573	.741
Distributions from net investment income	(.133)	(.051)
Distributions from net realized gain	(.110)	-
Total distributions	(.243)	(.051)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 8.65	$ 8.32
Total Return B, C	7.02%	9.80%
Ratios to Average Net Assets E, I
Expenses before reductions	.60% A	.61% A
Expenses net of fee waivers, if any	.60% A	.61% A
Expenses net of all reductions	.60% A	.61% A
Net investment income	2.38% A	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 287,483	$ 389
Portfolio turnover rate F	26% A	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 9.37	$ 10.25	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.094	.166	.475	.500	.540	.032
Net realized and unrealized gain (loss)	.488	(.529)	(.841)	.081	(.321)	.118
Total from investment operations	.582	(.363)	(.366)	.581	.219	.150
Distributions from net investment income	(.122)	(.227)	(.445)	(.421)	(.280)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.232)	(.707)	(.515)	(.421)	(.280)	-
Redemption fees added to paid in capital D	- I	- I	.001	- I	.001	- I
Net asset value, end of period	$ 8.65	$ 8.30	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Total Return B, C	7.14%	(2.49)%	(3.85)%	5.87%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.77%	.75%	.76%	.82%	4.55% A
Expenses net of fee waivers, if any	.75% A	.77%	.75%	.76%	.82%	.85% A
Expenses net of all reductions	.75% A	.77%	.75%	.75%	.82%	.85% A
Net investment income	2.23% A	2.24%	4.68%	4.92%	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 682,882	$ 571,760	$ 514,011	$ 311,894	$ 139,446	$ 3,248
Portfolio turnover rate F	26% A	38%	40%	19%	11%	78%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to september 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Gross unrealized appreciation	$ 306,949,050
Gross unrealized depreciation	(283,685,551)
Net unrealized appreciation (depreciation)	$ 23,263,499
Tax cost	$ 5,926,412,269

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities (TIPS), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $738,827,178 and $466,510,022, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	- %	.25%	$ 173,249	$ 6,831
Class T	- %	.25%	31,636	15,860
Class B	.65%	.25%	29,279	21,176
Class C	.75%	.25%	261,222	85,550
			$ 495,386	$ 129,417

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,369
Class T	3,975
Class B *	5,475
Class C*	2,569
$ 29,388

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 115,714.17
Class T	22,559.18
Class B	8,102.25
Class C	48,522.19
Strategic Real Return	3,220,821.13
Institutional Class	465,390.15
	$ 3,881,108

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,311 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17,030 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $22,928 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $34.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2010	Year ended September 30, 2009A
From net investment income
Class A	$ 1,593,234	$ 2,727,717
Class T	320,683	570,324
Class B	61,250	134,171
Class C	472,652	787,740
Strategic Real Return	71,427,737	120,339,069
Class F	1,067,446	2,364
Institutional Class	8,668,980	12,994,521
Total	$ 83,611,982	$ 137,555,906

Semiannual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2010	Year ended September 30, 2009A
From net realized gain
Class A	$ 1,672,439	$ 5,924,372
Class T	325,701	1,253,538
Class B	83,005	360,885
Class C	667,876	2,178,629
Strategic Real Return	63,625,267	243,192,394
Class F	2,017,809	-
Institutional Class	8,111,848	26,344,091
Total	$ 76,503,945	$ 279,253,909

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	March 31, 2010	Year ended September 30, 2009A	March 31, 2010	Year ended September 30, 2009A
Class A
Shares sold	6,999,168	5,976,185	$ 59,098,694	$ 45,357,036
Reinvestment of distributions	370,076	1,144,167	3,077,691	8,183,396
Shares redeemed	(2,125,761)	(6,861,567)	(17,932,635)	(50,424,566)
Net increase (decrease)	5,243,483	258,785	$ 44,243,750	$ 3,115,866
Class T
Shares sold	548,715	946,463	$ 4,643,958	$ 7,348,115
Reinvestment of distributions	70,645	235,649	588,027	1,688,581
Shares redeemed	(319,491)	(1,276,358)	(2,698,201)	(9,464,495)
Net increase (decrease)	299,869	(94,246)	$ 2,533,784	$ (427,799)
Class B
Shares sold	226,772	241,356	$ 1,910,606	$ 1,815,580
Reinvestment of distributions	14,631	55,823	121,769	400,507
Shares redeemed	(134,872)	(520,692)	(1,134,990)	(3,802,098)
Net increase (decrease)	106,531	(223,513)	$ 897,385	$ (1,586,011)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	March 31, 2010	Year ended September 30, 2009A	March 31, 2010	Year ended September 30, 2009A
Class C
Shares sold	2,331,012	2,162,008	$ 19,615,696	$ 16,517,340
Reinvestment of distributions	120,335	360,754	998,018	2,568,889
Shares redeemed	(810,903)	(2,555,814)	(6,802,255)	(19,089,444)
Net increase (decrease)	1,640,444	(33,052)	$ 13,811,459	$ (3,215)
Strategic Real Return
Shares sold	32,434,563	115,111,015	$ 274,649,865	$ 868,456,849
Reinvestment of distributions	16,074,514	50,268,485	133,884,159	360,374,519
Shares redeemed	(92,522,025)	(93,186,546)	(785,609,915)	(686,487,918)
Net increase (decrease)	(44,012,948)	72,192,954	$ (377,075,891)	$ 542,343,450
Class F
Shares sold	33,579,018	46,524	$ 284,226,182	$ 353,665
Reinvestment of distributions	367,306	320	3,085,255	2,364
Shares redeemed	(772,716)	(47)	(6,566,286)	(376)
Net increase (decrease)	33,173,608	46,797	$ 280,745,151	$ 355,653
Institutional Class
Shares sold	14,221,105	23,107,662	$ 120,320,509	$ 171,845,204
Reinvestment of distributions	1,978,397	5,398,380	16,468,057	38,601,750
Shares redeemed	(6,075,196)	(14,496,960)	(51,102,498)	(108,123,733)
Net increase (decrease)	10,124,306	14,009,082	$ 85,686,068	$ 102,323,221

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 12% and 17%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 72% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of March 31, 2010, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended and for the year ended September 30, 2009, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2010, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended September 30, 2009, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2010

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARRS-USAN-0510
1.814980.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Strategic Real Return
Fund - Institutional Class

Semiannual Report

March 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity®
Strategic Real Return
Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class A	1.02%
Actual		$ 1,000.00	$ 1,068.90	$ 5.26
Hypothetical A		$ 1,000.00	$ 1,019.85	$ 5.14
Class T	1.03%
Actual		$ 1,000.00	$ 1,068.80	$ 5.31
Hypothetical A		$ 1,000.00	$ 1,019.80	$ 5.19
Class B	1.75%
Actual		$ 1,000.00	$ 1,065.40	$ 9.01
Hypothetical A		$ 1,000.00	$ 1,016.21	$ 8.80
Class C	1.79%
Actual		$ 1,000.00	$ 1,065.60	$ 9.22
Hypothetical A		$ 1,000.00	$ 1,016.01	$ 9.00
Strategic Real Return	.73%
Actual		$ 1,000.00	$ 1,070.00	$ 3.77
Hypothetical A		$ 1,000.00	$ 1,021.29	$ 3.68
Class F	.60%
Actual		$ 1,000.00	$ 1,070.20	$ 3.10
Hypothetical A		$ 1,000.00	$ 1,021.94	$ 3.02
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,071.40	$ 3.87
Hypothetical A		$ 1,000.00	$ 1,021.19	$ 3.78

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Holdings Distribution (% of fund's net assets)
	As of March 31, 2010	As of September 30, 2009
Commodity-Linked Notes and Related Investments*	23.7%	24.1%
Inflation-Protected Securities and Related Investments	26.3%	27.2%
Floating Rate High Yield	25.7%	25.1%
Real Estate Investments	22.9%	22.3%
Cash & Cash Equivalents	1.1%	1.2%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio may include a related investment in cash and cash equivalents to match the cash component of the DJ-UBSCITR. The value of commodity-linked notes will change directly based on the performance of the index.

Quality Diversification (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
U.S. Government and U.S. Government Agency Obligations 26.3%	U.S. Government and U.S. Government Agency Obligations 27.2%
AAA 1.1%	AAA 1.0%
AA 0.5%	AA 0.4%
A 0.4%	A 0.4%
BBB 3.3%	BBB 3.7%
BB and Below 21.2%	BB and Below 21.8%
Structured Notes (including Commodity- Linked Notes) 7.7%	Structured Notes (including Commodity- Linked Notes) 10.1%
Not Rated 6.2%	Not Rated 4.2%
Equities 15.2%	Equities 14.8%
Short-Term Investments and Net Other Assets 18.1%	Short-Term Investments and Net Other Assets 16.4%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of March 31, 2010 *		As of September 30, 2009 **
	Stocks 15.2%		Stocks 14.8%
	U.S. Government and U.S. Government Agency Obligations 26.3%		U.S. Government and U.S. Government Agency Obligations 27.2%
	Corporate Bonds 6.5%		Corporate Bonds 6.8%
	Asset-Backed Securities 0.6%		Asset-Backed Securities 0.5%
	Structured Notes (including Commodity- Linked Notes) 7.7%		Structured Notes (including Commodity- Linked Notes) 10.1%
	Floating Rate Loans 23.3%		Floating Rate Loans 22.2%
	CMOs and Other Mortgage Related Securities 2.2%		CMOs and Other Mortgage Related Securities 1.8%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 18.1%		Short-Term Investments and Net Other Assets 16.4%
* Foreign investments	3.2%	** Foreign investments	3.2%
* U.S. Treasury Inflation-Indexed Securities	26.3%	** U.S. Treasury Inflation-Indexed Securities	27.2%

Semiannual Report

Investments March 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 4.9%
		Principal Amount (c)	Value
Convertible Bonds - 1.9%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 660,000	$ 493,763
FINANCIALS - 1.9%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	1,164,000
Real Estate Investment Trusts - 1.1%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	9,089,822
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (d)		7,975,000	7,812,310
Annaly Capital Management, Inc. 4% 2/15/15		500,000	504,688
BRE Properties, Inc. 4.125% 8/15/26		8,350,000	8,292,594
CapLease, Inc. 7.5% 10/1/27 (d)		5,500,000	5,060,000
Hospitality Properties Trust 3.8% 3/15/27		5,200,000	5,200,000
Inland Real Estate Corp. 4.625% 11/15/26		6,130,000	5,946,100
ProLogis Trust:
1.875% 11/15/37		4,400,000	4,130,500
2.625% 5/15/38		500,000	471,875
The Macerich Co. 3.25% 3/15/12 (d)		4,300,000	4,117,250
United Dominion Realty Trust, Inc. 3.625% 9/15/11		8,100,000	8,059,500
Washington (REIT):
3.875% 9/15/26		4,350,000	4,317,375
3.875% 9/15/26		3,350,000	3,324,875
			66,326,889
Real Estate Management & Development - 0.8%
BioMed Realty LP 4.5% 10/1/26 (d)		4,500,000	4,477,500
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,683,000
Corporate Office Properties LP 3.5% 9/15/26 (d)		3,220,000	3,197,138
Duke Realty LP 3.75% 12/1/11 (d)		2,850,000	2,850,000
ERP Operating LP 3.85% 8/15/26		8,750,000	8,695,313
First Potomac Realty Investment LP 4% 12/15/11 (d)		2,400,000	2,352,000
Home Properties, Inc. 4.125% 11/1/26 (d)		1,900,000	1,881,000
Kilroy Realty LP 3.25% 4/15/12 (d)		5,330,000	5,090,150
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		11,550,000	11,477,813
Corporate Bonds - continued
		Principal Amount (c)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
MPT Operating Partnership LP 9.25% 4/1/13 (d)		$ 3,000,000	$ 3,252,900
SL Green Realty Corp. 3% 3/30/27 (d)		1,450,000	1,402,875
			46,359,689
TOTAL FINANCIALS			113,850,578
TOTAL CONVERTIBLE BONDS			114,344,341
Nonconvertible Bonds - 3.0%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/26 (d)		853,228	847,000
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	1,002,500
KB Home:
5.75% 2/1/14		510,000	494,700
5.875% 1/15/15		1,500,000	1,432,500
6.25% 6/15/15		5,100,000	4,896,000
9.1% 9/15/17		500,000	530,000
Lennar Corp. 5.5% 9/1/14		4,000,000	3,860,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,861,500
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,360,000
Ryland Group, Inc.:
6.875% 6/15/13		1,000,000	1,052,500
8.4% 5/15/17		250,000	273,750
Standard Pacific Corp.:
6.25% 4/1/14		2,300,000	2,121,750
7.75% 3/15/13		665,000	661,675
10.75% 9/15/16		500,000	527,500
			23,074,375
Specialty Retail - 0.1%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (d)		2,510,000	2,820,613
TOTAL CONSUMER DISCRETIONARY			26,741,988
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - 2.4%
Commercial Banks - 0.0%
CapitalSource, Inc. 12.75% 7/15/14 (d)		$ 500,000	$ 573,150
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16 (d)		1,500,000	1,443,750
Sunwest Management, Inc. 7.9726% 2/10/15		3,616,506	2,531,554
			3,975,304
Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.:
5.5% 1/15/12		527,000	555,286
6.625% 9/15/11		668,000	714,616
Camden Property Trust 5% 6/15/15		1,400,000	1,394,607
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		700,000	707,258
6.25% 6/15/14		1,170,000	1,207,504
Developers Diversified Realty Corp.:
4.625% 8/1/10		1,600,000	1,603,224
5.375% 10/15/12		2,000,000	1,997,768
7.5% 7/15/18		2,970,000	2,909,932
9.625% 3/15/16		2,780,000	3,109,744
DuPont Fabros Technology LP 8.5% 12/15/17 (d)		920,000	947,600
Equity One, Inc.:
5.375% 10/15/15		500,000	484,626
6% 9/15/16		1,000,000	980,931
6.25% 12/15/14		1,000,000	1,025,036
6.25% 1/15/17		1,000,000	986,450
Federal Realty Investment Trust:
5.65% 6/1/16		700,000	699,524
5.95% 8/15/14		1,000,000	1,067,796
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	708,866
5.65% 12/15/13		1,025,000	1,071,442
6% 3/1/15		1,500,000	1,538,439
6% 1/30/17		1,000,000	996,064
6.3% 9/15/16		4,750,000	4,827,344
7.072% 6/8/15		500,000	535,611
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	2,396,549
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	488,312
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.: - continued
6.5% 1/17/17		$ 625,000	$ 641,197
HMB Capital Trust V 3.857% 12/15/36 (b)(d)(e)		4,300,000	430
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,436,817
6.7% 1/15/18		1,000,000	987,352
6.75% 2/15/13		1,250,000	1,309,885
7.875% 8/15/14		500,000	536,964
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,046,340
iStar Financial, Inc. 5.95% 10/15/13		3,495,000	2,761,050
Kimco Realty Corp. 5.783% 3/15/16		550,000	567,361
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,051,508
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	1,997,658
6.25% 2/1/13		2,000,000	2,129,746
6.5% 7/15/11		4,000,000	4,134,720
Omega Healthcare Investors, Inc.:
7% 4/1/14		6,050,000	6,034,875
7% 1/15/16		2,298,000	2,298,000
7.5% 2/15/20 (d)		1,000,000	1,025,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,768,655
Potlatch Corp. 7.5% 11/1/19 (d)		1,000,000	1,017,500
Reckson Operating Partnership LP 7.75% 3/16/20 (d)		1,000,000	1,020,000
Senior Housing Properties Trust 8.625% 1/15/12		6,900,000	7,176,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	3,157,512
7.75% 2/22/11		1,000,000	1,037,821
UDR, Inc. 5.5% 4/1/14		2,000,000	2,048,161
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		500,000	500,685
6.05% 6/1/13		2,500,000	2,613,855
Weingarten Realty Investors:
4.857% 1/15/14		1,000,000	998,022
5.263% 5/15/12		1,000,000	1,038,038
			84,289,681
Real Estate Management & Development - 0.9%
AMB Property LP:
5.9% 8/15/13		600,000	622,075
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
AMB Property LP: - continued
6.3% 6/1/13		$ 2,000,000	$ 2,114,210
Arden Realty LP 5.2% 9/1/11		500,000	521,398
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,506,732
5.75% 4/1/12		1,000,000	1,027,286
6% 4/1/16		1,000,000	976,892
7.5% 5/15/15		500,000	538,034
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,120,000
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,236,251
6.25% 6/15/14		1,595,000	1,582,636
6.875% 8/15/12		1,000,000	1,033,750
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,414,335
Duke Realty LP:
5.625% 8/15/11		680,000	704,567
6.25% 5/15/13		750,000	791,745
7.375% 2/15/15		500,000	539,955
ERP Operating LP 5.2% 4/1/13		1,900,000	1,972,080
First Industrial LP 5.75% 1/15/16		1,000,000	824,434
Forest City Enterprises, Inc.:
6.5% 2/1/17		703,000	565,915
7.625% 6/1/15		800,000	744,000
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,058,643
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	2,025,000
9% 5/15/17 (d)		750,000	817,500
Liberty Property LP:
5.125% 3/2/15		1,440,000	1,429,229
6.375% 8/15/12		2,680,000	2,850,863
Post Apartment Homes LP:
5.45% 6/1/12		714,000	741,474
6.3% 6/1/13		1,000,000	1,051,422
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,009,004
5.875% 6/15/17		600,000	598,987
Simon Property Group LP 6.75% 5/15/14		800,000	875,252
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (d)		1,000,000	1,037,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP:
6.5% 6/1/16		$ 660,000	$ 669,900
6.5% 6/1/16		5,570,000	5,653,550
6.625% 10/15/14		9,020,000	9,200,400
7.125% 6/1/15		1,147,000	1,187,145
			55,042,164
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (b)(d)		4,750,000	1,721,875
TOTAL FINANCIALS			145,602,174
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,368,250
Sun Healthcare Group, Inc. 9.125% 4/15/15		3,490,000	3,594,700
			4,962,950
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,088,722
TOTAL NONCONVERTIBLE BONDS			179,395,834
TOTAL CORPORATE BONDS (Cost $264,581,341)			293,740,175
U.S. Treasury Inflation Protected Obligations - 26.3%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		61,018,390	58,088,058
2% 1/15/26		98,164,828	98,006,866
2.375% 1/15/25		88,615,306	93,097,328
2.5% 1/15/29		73,163,375	77,744,559
3.625% 4/15/28		30,944,298	37,905,891
3.875% 4/15/29		34,662,348	44,161,272
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		61,503,600	62,750,015
1.25% 4/15/14		28,665,560	29,676,522
1.375% 7/15/18		25,118,750	25,184,304
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
1.375% 1/15/20		$ 6,011,580	$ 5,906,086
1.625% 1/15/15		73,210,199	76,604,271
1.625% 1/15/18		43,023,136	44,063,066
1.875% 7/15/13		72,997,980	77,363,571
1.875% 7/15/15		63,090,730	66,913,556
1.875% 7/15/19		33,486,090	34,599,067
2% 4/15/12		47,406,768	49,701,211
2% 1/15/14		79,952,367	84,996,290
2% 7/15/14		72,586,505	77,324,041
2% 1/15/16		59,330,091	63,035,879
2.125% 1/15/19		26,237,900	27,708,603
2.125% 2/15/40		27,065,340	26,949,886
2.375% 4/15/11		65,713,116	67,856,251
2.375% 1/15/17		45,392,133	49,107,005
2.375% 1/15/27		74,668,715	78,049,191
2.5% 7/15/16		56,324,625	61,637,780
2.625% 7/15/17		47,042,550	51,803,708
3% 7/15/12		72,983,241	78,705,604
3.375% 1/15/12		20,096,529	21,530,877
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,500,835,850)			1,570,470,758
Asset-Backed Securities - 0.6%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (d)		1,643,000	1,453,028
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	1,202,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6051% 3/23/19 (d)(e)		2,641,902	1,822,912
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.5988% 1/20/40 (d)(e)		3,845,722	3,345,778
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (d)		5,000,000	4,862,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4988% 1/20/37 (d)(e)		2,119,151	1,207,916
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (d)		2,478,796	1,611,218
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,077,835
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,587,656
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (d)		$ 181,452	$ 0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	1,476,600
Class B2, 1.6378% 12/28/35 (d)(e)		2,110,000	1,244,900
Class D, 9% 12/28/35 (d)		500,000	128,700
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,100,000	275,000
Crest Ltd. Series 2002-IGA Class A, 0.6988% 7/28/17 (d)(e)		1,481,437	1,374,033
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6169% 11/28/39 (d)(e)		850,000	59,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8961% 9/25/46 (d)(e)		753,857	75,386
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	1
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	1,362,618
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,900,000	1,620,711
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9269% 8/28/38 (d)(e)		4,410,000	2,557,800
Class C1B, 7.696% 8/28/38 (d)		1,189,000	622,204
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (d)		4,990,530	4,241,950
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		491,414	180,912
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8991% 2/5/36 (d)(e)		278,845	28
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (d)		1,055,000	1,002,250
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7835% 9/25/26 (d)(e)		3,000,000	180,000
Series 2006-1A:
Class A2A, 0.5035% 9/25/26 (d)(e)		3,000,000	2,244,375
Class F, 1.4335% 9/25/26 (d)(e)		2,250,000	112,500
Class G, 1.6335% 9/25/26 (d)(e)		1,530,000	61,200
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wachovia Ltd./Wachovia LLC: - continued
Class H, 1.9335% 9/25/26 (d)(e)		$ 4,300,000	$ 150,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2013% 11/21/40 (d)(e)		1,500,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $53,740,390)			37,187,011
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.44% 3/15/22 (d)(e)		8,887,979	8,528,669
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.41% 6/15/22 (d)(e)		2,750,000	2,304,061
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	41
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(e)		136,794	20,459
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7062% 1/25/19 (d)(e)		74,305	16,808
Class B4, 4.7062% 1/25/19 (d)(e)		148,611	46,574
FREMF Mortgage Trust Series 2010-K6 Class B, 5.357% 12/26/46 (d)(e)		1,000,000	876,437
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.73% 6/15/22 (d)(e)		6,747,489	5,785,972
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		2,082,000	2,056,412
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.48% 12/15/37 (d)(e)		456,153	27,917
Series 2006-B Class B6, 1.93% 7/15/38 (d)(e)		923,296	25,483
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.33% 9/10/37 (d)(e)		139,501	11,816
Series 2005-D Class B7, 4.48% 12/15/37 (d)(e)		273,692	20,527
Series 2006-A Class B7, 3.73% 3/15/38 (d)(e)		705,005	32,853
Series 2006-B Class B7, 4.08% 7/15/38 (d)(e)		923,296	34,531
Series 2007-A Class BB, 3.58% 2/15/39 (d)(e)		783,562	11,048
SBA CMBS Trust Series 2006-1A:
Class E, 6.174% 11/15/36 (d)		96,000	99,576
Class G, 6.904% 11/15/36 (d)		76,000	79,686
Class H, 7.389% 11/15/36 (d)		37,000	38,795
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,638,054)			20,017,665
Commercial Mortgage Securities - 1.9%
		Principal Amount (c)	Value
American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (d)		$ 4,800,000	$ 5,026,800
Banc of America Commercial Mortgage, Inc. sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	3,786,674
Series 2005-1 Class A3, 4.877% 11/10/42		537,678	537,307
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.23% 3/15/22 (d)(e)		900,000	360,000
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (d)		2,000,000	1,621,465
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (d)(e)	CAD	1,605,000	712,016
Class G, 5.01% 5/15/44 (d)(e)	CAD	351,000	136,567
Class H, 5.01% 5/15/44 (d)(e)	CAD	235,000	81,034
Class J, 5.01% 5/15/44 (d)(e)	CAD	235,000	73,985
Class K, 5.01% 5/15/44 (d)(e)	CAD	118,000	32,611
Class L, 5.01% 5/15/44 (d)(e)	CAD	421,000	102,877
Class M, 5.01% 5/15/44 (d)(e)	CAD	1,927,737	425,431
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/14/34 (d)		1,475,000	1,499,672
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (e)		1,500,000	1,632,999
Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,600,502
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.49% 5/15/23 (d)(e)		2,000,000	1,895,402
Class D, 0.7% 5/15/23 (d)(e)		1,250,000	1,135,151
Series 2006-HC1A:
Class A1, 0.42% 5/15/23 (d)(e)		4,009,408	3,867,523
Class K, 1.7073% 5/15/23 (d)(e)		3,757,000	2,987,492
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	200,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (d)		2,500,000	2,646,250
Class E, 6.0652% 11/15/36 (d)		1,200,000	1,266,456
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,802,456
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2258% 6/10/31 (d)(e)		2,500,000	2,657,202
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (d)		1,000,000	984,722
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		8,185,000	6,957,250
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		$ 1,430,000	$ 1,418,558
Series 2002-1A Class H, 7.1583% 12/10/35 (d)(e)		1,277,000	1,167,680
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	3,010,500
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (e)		996,276	1,036,543
Class G, 6.75% 4/15/29 (e)		1,352,000	1,237,161
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		3,070,000	2,985,128
Series 1999-C3:
Class G, 6.974% 8/15/36 (d)		1,473,556	1,472,698
Class J, 6.974% 8/15/36 (d)		2,720,000	2,712,904
Series 2000-C1:
Class H, 7% 3/15/33 (d)		1,190,000	1,144,622
Class K, 7% 3/15/33		1,000,000	749,817
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (d)		1,000,000	969,101
Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,141,000	1,061,202
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5284% 3/1/20 (d)(e)		2,800,000	2,240,000
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2009-IWST Class D, 7.443% 12/1/27 (d)		2,250,000	2,162,947
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.41% 2/15/19 (d)(e)		2,560,362	2,483,496
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		2,066,000	2,062,623
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (d)		1,000,000	1,020,000
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		215,048	215,573
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (d)		2,630,000	2,261,800
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (d)		1,350,000	1,175,985
Class I11, 7.72% 2/26/28 (d)		751,000	614,093
Class I12, 7.72% 2/26/28 (d)		750,000	588,450
Class I9, 7.72% 2/26/28 (d)		1,149,200	1,068,066
Merrill Lynch Mortgage Investors Trust Series 2001-HRPA Class H, 6.778% 2/3/16 (d)		2,000,000	1,980,000
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		$ 600,000	$ 36,000
Class F, 10.813% 5/20/44 (d)		400,000	16,000
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		4,703,654	4,374,399
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	4,166,846
Series 2005-HQ7 Class E, 5.2077% 11/14/42 (e)		1,425,000	798,000
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	3,400,000
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (d)		3,523,134	3,296,333
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		1,003,807	774,136
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)		847,095	846,078
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,150,000	1,198,588
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (d)		1,751,707	1,756,086
Series 1997-LLI Class F, 7.3% 10/12/34 (d)		1,190,000	1,196,431
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,907,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.805% 7/15/24 (d)(e)		1,800,000	342,380
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	2,856,641
Series 2005-C20 Class A3SF, 0.3588% 7/15/42 (e)		3,405,238	3,203,629
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $111,746,251)			111,037,338
Common Stocks - 13.4%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	67,000	3,124,880
Household Durables - 0.1%
Lennar Corp. Class A	54,900	944,829
M/I Homes, Inc. (a)	32,100	470,265
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Group, Inc. (a)	182,797	$ 2,056,466
Stanley Martin Communities LLC Class B (a)	6,300	1,897,875
		5,369,435
TOTAL CONSUMER DISCRETIONARY		8,494,315
FINANCIALS - 12.7%
Capital Markets - 0.0%
HFF, Inc. (a)	119,400	887,142
Real Estate Investment Trusts - 12.1%
Acadia Realty Trust (SBI)	1,209,744	21,606,028
Alexandria Real Estate Equities, Inc.	234,667	15,863,489
AMB Property Corp. (SBI)	203,100	5,532,444
American Campus Communities, Inc.	73,500	2,033,010
Annaly Capital Management, Inc.	253,800	4,360,284
Anworth Mortgage Asset Corp.	130,000	876,200
Apartment Investment & Management Co. Class A	1,042,317	19,189,056
Associated Estates Realty Corp.	254,600	3,510,934
AvalonBay Communities, Inc.	136,516	11,788,157
Boston Properties, Inc.	222,600	16,792,944
Brandywine Realty Trust (SBI)	652,887	7,971,750
Camden Property Trust (SBI)	86,968	3,620,478
CapLease, Inc.	107,400	596,070
CBL & Associates Properties, Inc.	1,203,738	16,491,211
Cedar Shopping Centers, Inc.	480,700	3,802,337
Chesapeake Lodging Trust (a)	300	5,841
Corporate Office Properties Trust (SBI)	327,318	13,135,271
Cypress Sharpridge Investments, Inc.	330,641	4,423,977
Cypress Sharpridge Investments, Inc. (d)	208,316	2,787,268
Developers Diversified Realty Corp.	741,921	9,029,179
DiamondRock Hospitality Co.	1,699,359	17,180,519
Digital Realty Trust, Inc.	425,100	23,040,420
Duke Realty LP	307,100	3,808,040
Education Realty Trust, Inc.	1,104,489	6,339,767
Equity Lifestyle Properties, Inc.	180,400	9,719,952
Equity One, Inc.	32,800	619,592
Equity Residential (SBI)	622,661	24,377,178
Essex Property Trust, Inc.	180,804	16,263,320
Federal Realty Investment Trust (SBI)	21,100	1,536,291
First Industrial Realty Trust, Inc. (a)	486,400	3,774,464
Franklin Street Properties Corp.	43,300	624,819
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Government Properties Income Trust	77,404	$ 2,013,278
HCP, Inc.	811,333	26,773,989
Health Care REIT, Inc.	25,100	1,135,273
Healthcare Realty Trust, Inc.	328,091	7,641,239
Highwoods Properties, Inc. (SBI)	551,200	17,489,576
Home Properties, Inc.	8,400	393,120
Host Hotels & Resorts, Inc.	770,149	11,282,683
Kimco Realty Corp.	914,220	14,298,401
Kite Realty Group Trust	284,174	1,344,143
Lexington Corporate Properties Trust	167,100	1,087,821
MFA Financial, Inc.	2,160,646	15,902,355
Mid-America Apartment Communities, Inc.	155,762	8,066,914
National Health Investors, Inc.	119,927	4,648,371
National Retail Properties, Inc.	130,300	2,974,749
Nationwide Health Properties, Inc.	106,400	3,739,960
Omega Healthcare Investors, Inc.	176,300	3,436,087
Pebblebrook Hotel Trust (a)	54,200	1,139,826
Piedmont Office Realty Trust, Inc. Class A	151,700	3,011,245
Post Properties, Inc.	77,900	1,715,358
ProLogis Trust	2,618,273	34,561,204
Public Storage	473,820	43,586,702
Redwood Trust, Inc.	153,400	2,365,428
Regency Centers Corp.	117,300	4,395,231
Simon Property Group, Inc.	883,551	74,129,929
SL Green Realty Corp.	472,300	27,048,621
Sun Communities, Inc.	132,300	3,333,960
Sunstone Hotel Investors, Inc. (a)	2,102,994	23,490,443
The Macerich Co.	407,025	15,593,128
Two Harbors Investment Corp.	114,400	1,041,040
U-Store-It Trust	629,508	4,532,458
UDR, Inc.	90,139	1,590,052
Ventas, Inc.	996,680	47,322,366
Vornado Realty Trust	528,528	40,009,570
Winthrop Realty Trust	41,892	504,380
		722,299,190
Real Estate Management & Development - 0.6%
Brookfield Properties Corp.	591,800	9,120,305
CB Richard Ellis Group, Inc. Class A (a)	1,119,949	17,751,192
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc. Class A (a)	554,743	$ 7,993,847
The St. Joe Co. (a)	52,900	1,711,315
		36,576,659
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(d)	72,059	721
TOTAL FINANCIALS		759,763,712
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	331,002	6,894,772
Capital Senior Living Corp. (a)	278,100	1,462,806
Emeritus Corp. (a)	751,435	15,291,702
Sunrise Senior Living, Inc. (a)	336,951	1,725,189
		25,374,469
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	59,100	2,675,457
TOTAL COMMON STOCKS (Cost $761,105,006)		796,307,953
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	120,000	2,385,000
Lexington Corporate Properties Trust Series C 6.50%	72,500	2,727,813
Simon Property Group, Inc. 6.00%	25,900	1,841,490
		6,954,303
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (d)	34,800	5,115,600
12.00% (a)(d)	10,400	1,528,800
		6,644,400
TOTAL FINANCIALS		13,598,703
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 1.5%
FINANCIALS - 1.5%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	$ 25,925
Red Lion Hotels Capital Trust 9.50%	138,465	3,324,545
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	3,040
		3,353,510
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,346,060
AMB Property Corp. Series O, 7.00%	1,000	23,680
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	41
Series B, 9.25% (a)	233,544	140
Annaly Capital Management, Inc. Series A, 7.875%	205,500	5,131,335
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,402,250
Apartment Investment & Management Co.:
Series G, 9.375%	72,500	1,842,225
Series T, 8.00%	80,000	1,936,000
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	487,000
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	222,600
7.375%	25,000	533,250
Cedar Shopping Centers, Inc. 8.875%	50,500	1,231,695
CenterPoint Properties Trust Series D, 5.377%	5,280	2,402,400
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	2,161,425
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,833,984
Series B, 7.50%	43,159	948,203
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	965,608
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,310,300
Series B, 7.875%	36,100	894,919
Duke Realty LP:
8.375%	127,129	3,251,960
Series L, 6.60%	5,334	115,534
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	14,260
Equity Residential (depositary shares) Series N, 6.48%	21,200	494,596
Health Care REIT, Inc. Series F, 7.625%	50,000	1,235,000
HomeBanc Mortgage Corp. Series A, 0.00% (a)	213,315	1,280
Hospitality Properties Trust:
Series B, 8.875%	227,090	5,745,377
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust: - continued
Series C, 7.00%	74,798	$ 1,676,223
Host Hotels & Resorts, Inc. Series E, 8.875%	2,100	52,941
HRPT Properties Trust Series B, 8.75%	11,666	295,733
Innkeepers USA Trust Series C, 8.00% (a)	198,000	261,360
Kimco Realty Corp. Series G, 7.75%	168,000	4,245,360
LaSalle Hotel Properties:
Series B, 8.375%	9,550	234,739
Series E, 8.00%	91,400	2,172,578
Series G, 7.25%	87,640	1,909,676
LBA Realty Fund II Series B, 7.625% (a)	146,695	2,200,425
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,403,028
Lexington Realty Trust 7.55%	32,300	718,675
LTC Properties, Inc. Series F, 8.00%	98,800	2,473,952
MFA Financial, Inc. Series A, 8.50%	378,300	9,340,227
Mid-America Apartment Communities, Inc. Series H, 8.30%	56,100	1,441,770
Omega Healthcare Investors, Inc. Series D, 8.375%	78,200	2,026,162
ProLogis Trust Series C, 8.54%	19,500	932,344
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	349,443
Series P, 6.70%	65,000	1,430,000
Public Storage:
(depositary shares)	500	12,600
Series I, 7.25%	31,655	803,404
Series K, 7.25%	80,000	2,016,000
Series L, 6.75%	10,000	241,400
Series N, 7.00%	40,000	998,800
Realty Income Corp. 6.75%	4,500	111,465
Regency Centers Corp. 7.25%	31,125	738,908
Saul Centers, Inc.:
8.00%	45,000	1,076,850
Series B (depositary shares) 9.00%	20,000	504,400
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	$ 1,037,250
Weingarten Realty Investors (SBI) Series F, 6.50%	92,546	1,998,994
		83,235,829
TOTAL FINANCIALS		86,589,339
TOTAL PREFERRED STOCKS (Cost $116,203,053)		100,188,042
Floating Rate Loans - 0.2%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (b)(e)	$ 3,000,000	1,050,000
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.25% 10/27/13 (e)	492,702	470,530
TOTAL CONSUMER DISCRETIONARY		1,520,530
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Pilot Travel Centers LLC Tranche B, term loan 11/24/15 (e)	500,000	503,750
TowerCo Finance LLC term loan 6% 11/24/14 (e)	189,525	191,420
		695,170
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche C, term loan 2.73% 12/14/12 (e)	954,463	892,423
Spirit Finance Corp. term loan 3.2488% 8/1/13 (e)	1,000,000	775,000
		1,667,423
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.231% 10/10/13 (e)	797,253	703,575
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche 2LN, term loan 13.5% 10/15/17	$ 1,500,000	$ 1,657,500
Tranche B, term loan 3.2507% 10/10/13 (e)	2,961,224	2,613,280
		4,974,355
TOTAL FINANCIALS		7,336,948
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Skilled Healthcare Group, Inc. Tranche 1LN, term loan 2.2479% 6/15/12 (e)	962,121	953,703
TOTAL FLOATING RATE LOANS (Cost $11,901,591)		9,811,181
Commodity-Linked Notes - 7.7%

AB Svensk Exportkredit:
Note, three-month U.S. dollar LIBOR minus .27% due 11/18/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	22,452,648
Note, three-month U.S. dollar LIBOR minus .27% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,500,000	39,197,798
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .35% due 4/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	16,700,000	22,309,236
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,000,000	40,527,839
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/20/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	21,026,723
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Credit Suisse New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 10,200,000	$ 9,607,778
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 1/19/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,300,000	11,416,674
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,500,000	8,232,723
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/23/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,000,000	9,934,227
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/8/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,500,000	9,849,211
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 4/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,400,000	10,925,557
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,600,000	9,264,374
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/25/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	17,000,000	14,635,428
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/28/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,000,000	18,127,688
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/1/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,000,000	13,258,776
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	9,441,418
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 2,000,000	$ 1,941,285
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,000,000	4,675,663
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	30,000,000	27,174,271
Morgan Stanley Medium Term Note, three-month U.S. dollar LIBOR minus .05% due 12/21/2010:
(indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,200,000	8,310,953
(indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	17,000,000	15,423,206
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 12/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,400,000	20,478,484
Note, one-month U.S. dollar LIBOR due 3/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	54,500,000	46,954,082
Note, one-month U.S. dollar LIBOR due 7/7/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,350,000	6,359,915
UBS AG Jersey Branch:
Note, one-month U.S. dollar LIBOR minus .14% due 11/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	12,400,000	11,749,889
Note, one-month U.S. dollar LIBOR minus .14% due 12/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,800,000	9,439,235
Note, one-month U.S. dollar LIBOR minus .14% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,300,000	8,416,099
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
UBS AG Jersey Branch: - continued
Note, one-month U.S. dollar LIBOR minus .14% due 6/22/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 15,000,000	$ 18,180,358
Note, one-month U.S. dollar LIBOR minus .14% due 8/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	12,115,375
TOTAL COMMODITY-LINKED NOTES (Cost $476,650,000)		461,426,913
Fixed-Income Funds - 25.7%
	Shares
Fidelity Floating Rate Central Fund (f) (Cost $1,526,311,905)	15,869,891	1,531,920,578
Preferred Securities - 0.0%
	Principal Amount (c)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	$ 1,200,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)(e)	500,000	65,700
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)(e)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)(e)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (d)	2,200,000	0
		65,717
TOTAL PREFERRED SECURITIES (Cost $7,430,007)		65,717
Money Market Funds - 17.1%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (g) (Cost $1,017,502,437)	1,017,502,437	$ 1,017,502,437
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $5,870,645,885)		5,949,675,768
NET OTHER ASSETS - 0.2%		14,742,925
NET ASSETS - 100%		$ 5,964,418,693
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $669,074,826 or 11.2% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Security is linked to the Dow Jones-UBS Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 892,651
Fidelity Floating Rate Central Fund	28,345,160
Total	$ 29,237,811
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,415,350,664	$ 80,079,840	$ 55,029,546	$ 1,531,920,578	55.7%
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,494,315	$ 6,596,440	$ -	$ 1,897,875
Financials	859,951,754	840,798,540	16,748,772	2,404,442
Health Care	25,374,469	25,374,469	-	-
Materials	2,675,457	2,675,457	-	-
Corporate Bonds	293,740,175	-	288,639,316	5,100,859
U.S. Government and Government Agency Obligations	1,570,470,758	-	1,570,470,758	-
Asset-Backed Securities	37,187,011	-	17,738,188	19,448,823
Collateralized Mortgage Obligations	20,017,665	-	19,997,165	20,500
Commercial Mortgage Securities	111,037,338	-	98,401,494	12,635,844
Floating Rate Loans	9,811,181	-	9,811,181	-
Commodity-Linked Notes	461,426,913	-	461,426,913	-
Fixed-Income Funds	1,531,920,578	1,531,920,578	-	-
Preferred Securities	65,717	-	-	65,717
Money Market Funds	1,017,502,437	1,017,502,437	-	-
Total Investments in Securities:	$ 5,949,675,768	$ 3,424,867,921	$ 2,483,233,787	$ 41,574,060
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 44,731,977
Total Realized Gain (Loss)	(296,835)
Total Unrealized Gain (Loss)	3,979,555
Cost of Purchases	8,546,392
Proceeds of Sales	(3,659,471)
Amortization/Accretion	747,619
Transfers in to Level 3	163
Transfers out of Level 3	(12,475,340)
Ending Balance	$ 41,574,060
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ 2,723,736

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $721,426,979 of which $1,056,822 and $720,370,157 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $417,538,077 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,326,831,543)	$ 3,400,252,753
Fidelity Central Funds (cost $2,543,814,342)	2,549,423,015
Total Investments (cost $5,870,645,885)		$ 5,949,675,768
Cash		1,819,290
Foreign currency held at value (cost $21,446)		21,446
Receivable for investments sold		4,627,504
Receivable for fund shares sold		10,688,717
Dividends receivable		2,949,069
Interest receivable		13,304,216
Distributions receivable from Fidelity Central Funds		4,934,477
Prepaid expenses		9,639
Other receivables		13,385
Total assets		5,988,043,511

Liabilities
Payable for investments purchased	$ 7,224,486
Payable for fund shares redeemed	12,637,727
Accrued management fee	2,814,348
Distribution fees payable	93,244
Other affiliated payables	760,181
Other payables and accrued expenses	94,832
Total liabilities		23,624,818

Net Assets		$ 5,964,418,693
Net Assets consist of:
Paid in capital		$ 6,743,733,101
Undistributed net investment income		44,360,921
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(902,688,386)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		79,013,057
Net Assets		$ 5,964,418,693

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2010

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($162,817,637 ÷ 18,871,153 shares)	$ 8.63

Maximum offering price per share (100/96.00 of $8.63)	$ 8.99
Class T: Net Asset Value and redemption price per share ($27,056,070 ÷ 3,132,262 shares)	$ 8.64

Maximum offering price per share (100/96.00 of $8.64)	$ 9.00
Class B: Net Asset Value and offering price per share ($7,154,163 ÷ 830,635 shares) A	$ 8.61

Class C: Net Asset Value and offering price per share ($60,629,659 ÷ 7,068,334 shares) A	$ 8.58

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,736,395,998 ÷ 546,874,285 shares)	$ 8.66

Class F: Net Asset Value, offering price and redemption price per share ($287,482,675 ÷ 33,220,405 shares)	$ 8.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($682,882,491 ÷ 78,970,052 shares)	$ 8.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2010

Investment Income
Dividends		$ 15,680,919
Interest		34,321,340
Inflation principal income		8,688,385
Income from Fidelity Central Funds		29,237,811
Total income		87,928,455

Expenses
Management fee	$ 16,764,701
Transfer agent fees	3,881,108
Distribution fees	495,386
Accounting fees and expenses	702,167
Custodian fees and expenses	35,523
Independent trustees' compensation	9,625
Registration fees	78,465
Audit	101,589
Legal	20,971
Miscellaneous	46,343
Total expenses before reductions	22,135,878
Expense reductions	(22,962)	22,112,916
Net investment income		65,815,539
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	335,184,383
Fidelity Central Funds	7,801,719
Foreign currency transactions	(46,597)
Total net realized gain (loss)		342,939,505
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,772,824)
Assets and liabilities in foreign currencies	(585)
Total change in net unrealized appreciation (depreciation)		(8,773,409)
Net gain (loss)		334,166,096
Net increase (decrease) in net assets resulting from operations		$ 399,981,635

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 65,815,539	$ 103,699,577
Net realized gain (loss)	342,939,505	(809,610,013)
Change in net unrealized appreciation (depreciation)	(8,773,409)	555,858,738
Net increase (decrease) in net assets resulting from operations	399,981,635	(150,051,698)
Distributions to shareholders from net investment income	(83,611,982)	(137,555,906)
Distributions to shareholders from net realized gain	(76,503,945)	(279,253,909)
Total distributions	(160,115,927)	(416,809,815)
Share transactions - net increase (decrease)	50,841,706	646,121,165
Redemption fees	61,008	143,023
Total increase (decrease) in net assets	290,768,422	79,402,675

Net Assets
Beginning of period	5,673,650,271	5,594,247,596
End of period (including undistributed net investment income of $44,360,921 and undistributed net investment income of $62,157,364, respectively)	$ 5,964,418,693	$ 5,673,650,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 9.36	$ 10.23	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.082	.146	.444	.473	.524	.031
Net realized and unrealized gain (loss)	.479	(.528)	(.820)	.077	(.329)	.119
Total from investment operations	.561	(.382)	(.376)	.550	.195	.150
Distributions from net investment income	(.111)	(.208)	(.424)	(.400)	(.266)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.221)	(.688)	(.494)	(.400)	(.266)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.001	- J
Net asset value, end of period	$ 8.63	$ 8.29	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Total Return B, C, D	6.89%	(2.73)%	(3.96)%	5.55%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.02% A	1.03%	1.01%	1.01%	1.02%	4.71% A
Expenses net of fee waivers, if any	1.02% A	1.03%	1.01%	1.01%	1.00%	1.00% A
Expenses net of all reductions	1.02% A	1.03%	1.01%	1.01%	.99%	1.00% A
Net investment income	1.96% A	1.98%	4.43%	4.66%	5.24%	4.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 162,818	$ 112,929	$ 125,074	$ 25,406	$ 13,335	$ 3,405
Portfolio turnover rate G	26% A	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 9.36	$ 10.24	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.082	.144	.449	.476	.517	.030
Net realized and unrealized gain (loss)	.479	(.521)	(.843)	.082	(.325)	.120
Total from investment operations	.561	(.377)	(.394)	.558	.192	.150
Distributions from net investment income	(.111)	(.203)	(.417)	(.398)	(.263)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.221)	(.683)	(.487)	(.398)	(.263)	-
Redemption fees added to paid in capital E	- J	-J	.001	-J	.001	-J
Net asset value, end of period	$ 8.64	$ 8.30	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Total Return B, C, D	6.88%	(2.69)%	(4.12)%	5.64%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.03% A	1.07%	1.01%	1.00%	1.05%	4.81% A
Expenses net of fee waivers, if any	1.03% A	1.07%	1.01%	1.00%	1.05%	1.10% A
Expenses net of all reductions	1.03% A	1.07%	1.01%	1.00%	1.05%	1.10% A
Net investment income	1.95% A	1.95%	4.42%	4.67%	5.19%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,056	$ 23,500	$ 27,405	$ 27,709	$ 22,825	$ 3,284
Portfolio turnover rate G	26% A	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.27	$ 9.34	$ 10.21	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.052	.093	.376	.405	.450	.025
Net realized and unrealized gain (loss)	.481	(.536)	(.824)	.072	(.318)	.115
Total from investment operations	.533	(.443)	(.448)	.477	.132	.140
Distributions from net investment income	(.083)	(.147)	(.353)	(.327)	(.213)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.193)	(.627)	(.423)	(.327)	(.213)	-
Redemption fees added to paid in capital E	- J	-J	.001	-J	.001	-J
Net asset value, end of period	$ 8.61	$ 8.27	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Total Return B, C, D	6.54%	(3.53)%	(4.63)%	4.81%	1.33%	1.40%
Ratios to Average Net Assets F , I
Expenses before reductions	1.75% A	1.76%	1.71%	1.69%	1.74%	5.47% A
Expenses net of fee waivers, if any	1.75% A	1.75%	1.71%	1.69%	1.74%	1.75% A
Expenses net of all reductions	1.75% A	1.75%	1.71%	1.69%	1.73%	1.75% A
Net investment income	1.23% A	1.27%	3.72%	3.98%	4.49%	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,154	$ 5,992	$ 8,847	$ 6,828	$ 6,002	$ 3,253
Portfolio turnover rate G	26% A	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 9.31	$ 10.19	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.050	.088	.366	.392	.437	.024
Net realized and unrealized gain (loss)	.483	(.532)	(.826)	.080	(.323)	.116
Total from investment operations	.533	(.444)	(.460)	.472	.114	.140
Distributions from net investment income	(.083)	(.146)	(.350)	(.322)	(.215)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.193)	(.626)	(.420)	(.322)	(.215)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	.001	- J
Net asset value, end of period	$ 8.58	$ 8.24	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Total Return B, C, D	6.56%	(3.55)%	(4.77)%	4.77%	1.15%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79% A	1.83%	1.80%	1.81%	1.86%	5.56% A
Expenses net of fee waivers, if any	1.79% A	1.83%	1.80%	1.81%	1.85%	1.85% A
Expenses net of all reductions	1.79% A	1.83%	1.80%	1.81%	1.84%	1.85% A
Net investment income	1.19% A	1.19%	3.63%	3.86%	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,630	$ 44,744	$ 50,837	$ 24,175	$ 16,528	$ 3,467
Portfolio turnover rate G	26% A	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 9.39	$ 10.26	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.095	.166	.479	.504	.544	.028
Net realized and unrealized gain (loss)	.477	(.529)	(.834)	.079	(.317)	.122
Total from investment operations	.572	(.363)	(.355)	.583	.227	.150
Distributions from net investment income	(.122)	(.227)	(.446)	(.423)	(.278)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.232)	(.707)	(.516)	(.423)	(.278)	-
Redemption fees added to paid in capital D	- I	-I	.001	-I	.001	-I
Net asset value, end of period	$ 8.66	$ 8.32	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Total Return B, C	7.00%	(2.48)%	(3.73)%	5.89%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.73% A	.77%	.73%	.74%	.80%	4.41% A
Expenses net of fee waivers, if any	.73% A	.77%	.73%	.74%	.80%	.85% A
Expenses net of all reductions	.73% A	.77%	.73%	.73%	.79%	.85% A
Net investment income	2.25% A	2.25%	4.70%	4.94%	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,736,396	$ 4,914,336	$ 4,868,074	$ 4,214,434	$ 2,694,765	$ 21,867
Portfolio turnover rate F	26% A	38%	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended March 31,	Year ended September 30,
	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 7.63
Income from Investment Operations
Net investment income D	.099	.065
Net realized and unrealized gain (loss)	.474	.676 G
Total from investment operations	.573	.741
Distributions from net investment income	(.133)	(.051)
Distributions from net realized gain	(.110)	-
Total distributions	(.243)	(.051)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 8.65	$ 8.32
Total Return B, C	7.02%	9.80%
Ratios to Average Net Assets E, I
Expenses before reductions	.60% A	.61% A
Expenses net of fee waivers, if any	.60% A	.61% A
Expenses net of all reductions	.60% A	.61% A
Net investment income	2.38% A	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 287,483	$ 389
Portfolio turnover rate F	26% A	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 9.37	$ 10.25	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.094	.166	.475	.500	.540	.032
Net realized and unrealized gain (loss)	.488	(.529)	(.841)	.081	(.321)	.118
Total from investment operations	.582	(.363)	(.366)	.581	.219	.150
Distributions from net investment income	(.122)	(.227)	(.445)	(.421)	(.280)	-
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-	-
Total distributions	(.232)	(.707)	(.515)	(.421)	(.280)	-
Redemption fees added to paid in capital D	- I	- I	.001	- I	.001	- I
Net asset value, end of period	$ 8.65	$ 8.30	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Total Return B, C	7.14%	(2.49)%	(3.85)%	5.87%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.77%	.75%	.76%	.82%	4.55% A
Expenses net of fee waivers, if any	.75% A	.77%	.75%	.76%	.82%	.85% A
Expenses net of all reductions	.75% A	.77%	.75%	.75%	.82%	.85% A
Net investment income	2.23% A	2.24%	4.68%	4.92%	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 682,882	$ 571,760	$ 514,011	$ 311,894	$ 139,446	$ 3,248
Portfolio turnover rate F	26% A	38%	40%	19%	11%	78%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to september 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Gross unrealized appreciation	$ 306,949,050
Gross unrealized depreciation	(283,685,551)
Net unrealized appreciation (depreciation)	$ 23,263,499
Tax cost	$ 5,926,412,269

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities (TIPS), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $738,827,178 and $466,510,022, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	- %	.25%	$ 173,249	$ 6,831
Class T	- %	.25%	31,636	15,860
Class B	.65%	.25%	29,279	21,176
Class C	.75%	.25%	261,222	85,550
			$ 495,386	$ 129,417

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,369
Class T	3,975
Class B *	5,475
Class C*	2,569
$ 29,388

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 115,714.17
Class T	22,559.18
Class B	8,102.25
Class C	48,522.19
Strategic Real Return	3,220,821.13
Institutional Class	465,390.15
	$ 3,881,108

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,311 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17,030 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $22,928 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $34.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2010	Year ended September 30, 2009A
From net investment income
Class A	$ 1,593,234	$ 2,727,717
Class T	320,683	570,324
Class B	61,250	134,171
Class C	472,652	787,740
Strategic Real Return	71,427,737	120,339,069
Class F	1,067,446	2,364
Institutional Class	8,668,980	12,994,521
Total	$ 83,611,982	$ 137,555,906

Semiannual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2010	Year ended September 30, 2009A
From net realized gain
Class A	$ 1,672,439	$ 5,924,372
Class T	325,701	1,253,538
Class B	83,005	360,885
Class C	667,876	2,178,629
Strategic Real Return	63,625,267	243,192,394
Class F	2,017,809	-
Institutional Class	8,111,848	26,344,091
Total	$ 76,503,945	$ 279,253,909

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	March 31, 2010	Year ended September 30, 2009A	March 31, 2010	Year ended September 30, 2009A
Class A
Shares sold	6,999,168	5,976,185	$ 59,098,694	$ 45,357,036
Reinvestment of distributions	370,076	1,144,167	3,077,691	8,183,396
Shares redeemed	(2,125,761)	(6,861,567)	(17,932,635)	(50,424,566)
Net increase (decrease)	5,243,483	258,785	$ 44,243,750	$ 3,115,866
Class T
Shares sold	548,715	946,463	$ 4,643,958	$ 7,348,115
Reinvestment of distributions	70,645	235,649	588,027	1,688,581
Shares redeemed	(319,491)	(1,276,358)	(2,698,201)	(9,464,495)
Net increase (decrease)	299,869	(94,246)	$ 2,533,784	$ (427,799)
Class B
Shares sold	226,772	241,356	$ 1,910,606	$ 1,815,580
Reinvestment of distributions	14,631	55,823	121,769	400,507
Shares redeemed	(134,872)	(520,692)	(1,134,990)	(3,802,098)
Net increase (decrease)	106,531	(223,513)	$ 897,385	$ (1,586,011)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	March 31, 2010	Year ended September 30, 2009A	March 31, 2010	Year ended September 30, 2009A
Class C
Shares sold	2,331,012	2,162,008	$ 19,615,696	$ 16,517,340
Reinvestment of distributions	120,335	360,754	998,018	2,568,889
Shares redeemed	(810,903)	(2,555,814)	(6,802,255)	(19,089,444)
Net increase (decrease)	1,640,444	(33,052)	$ 13,811,459	$ (3,215)
Strategic Real Return
Shares sold	32,434,563	115,111,015	$ 274,649,865	$ 868,456,849
Reinvestment of distributions	16,074,514	50,268,485	133,884,159	360,374,519
Shares redeemed	(92,522,025)	(93,186,546)	(785,609,915)	(686,487,918)
Net increase (decrease)	(44,012,948)	72,192,954	$ (377,075,891)	$ 542,343,450
Class F
Shares sold	33,579,018	46,524	$ 284,226,182	$ 353,665
Reinvestment of distributions	367,306	320	3,085,255	2,364
Shares redeemed	(772,716)	(47)	(6,566,286)	(376)
Net increase (decrease)	33,173,608	46,797	$ 280,745,151	$ 355,653
Institutional Class
Shares sold	14,221,105	23,107,662	$ 120,320,509	$ 171,845,204
Reinvestment of distributions	1,978,397	5,398,380	16,468,057	38,601,750
Shares redeemed	(6,075,196)	(14,496,960)	(51,102,498)	(108,123,733)
Net increase (decrease)	10,124,306	14,009,082	$ 85,686,068	$ 102,323,221

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 12% and 17%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 72% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of March 31, 2010, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended and for the year ended September 30, 2009, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2010, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended September 30, 2009, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2010

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARRSI-USAN-0510
1.814975.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 4, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 4, 2010